UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

David T. Buhler
Westcore Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2014

Item 1 – Schedule of Investments.

WESTCORE GROWTH FUND AS OF MARCH 31, 2014 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.15%
Consumer Discretionary		21.11%
Automobiles		0.97%
Tesla Motors, Inc.**	3,600	$750,420

Hotels, Restaurants & Leisure		4.25%
Chipotle Mexican Grill Inc.**	2,300	1,306,515
Dunkin' Brands Group Inc.	12,600	632,268
Las Vegas Sands Corp.	16,770	1,354,681
		3,293,464

Household Durables		1.15%
DR Horton Inc.	41,100	889,815

Internet & Catalog Retail		5.59%
Amazon.com Inc.**	5,650	1,901,338
Netflix Inc.**	2,800	985,684
Priceline.com Inc.**	1,210	1,442,187
		4,329,209

Leisure Equipment & Products		1.44%
Polaris Industries Inc.	8,000	1,117,680

Media		3.05%
CBS Corp. - Class B	22,950	1,418,310
Walt Disney Co.	11,800	944,826
		2,363,136

Multiline Retail		1.92%
Macy's Inc.	25,100	1,488,179

Textiles, Apparel & Luxury Goods		2.74%
Michael Kors Holdings Ltd. (Hong Kong)**	13,300	1,240,491
Under Armour Inc. - Class A**	7,650	876,996
		2,117,487

Total Consumer Discretionary
(Cost $13,014,416)		16,349,390

Consumer Staples		3.09%
Food & Staples Retailing		1.42%
CVS Caremark Corp.	14,700	1,100,442

Food Products		1.67%
Hain Celestial Group Inc.**	14,150	1,294,301

Total Consumer Staples
(Cost $2,130,541)		2,394,743

Energy		5.37%
Energy Equipment & Services		0.79%
Core Laboratories N.V. (Netherlands)	3,100	615,164

Oil, Gas & Consumable Fuels		4.58%
EOG Resources Inc.	7,700	1,510,509
Range Resources Corp.	17,300	1,435,381
Valero Energy Corp.	11,300	600,030
		3,545,920

Total Energy
(Cost $3,849,693)		4,161,084

Financials		5.85%
Capital Markets		2.13%
Charles Schwab Corp.	60,300	1,647,999

Commercial Banks		2.32%
Regions Financial Corp.	161,900	1,798,709

Insurance		1.40%
Prudential Financial Inc.	12,800	1,083,520

Total Financials
(Cost $4,518,845)		4,530,228

Health Care		12.03%
Biotechnology		5.67%
Biogen Idec Inc.**	4,712	$1,441,259
Gilead Sciences Inc.**	26,400	1,870,704
Regeneron Pharmaceuticals Inc.**	3,600	1,081,008
		4,392,971

Health Care Providers & Services		1.71%
McKesson Corp.	7,500	1,324,275

Life Sciences Tools & Services		1.38%
Covance Inc.**	10,300	1,070,170

Pharmaceuticals		3.27%
Bristol-Myers Squibb Co.	37,000	1,922,150
Valeant Pharmaceuticals International Inc. (Canada)**	4,600	606,418
		2,528,568

Total Health Care
(Cost $7,349,570)		9,315,984

Industrials		17.93%
Aerospace & Defense		3.51%
Honeywell International Inc.	17,350	1,609,386
Precision Castparts Corp.	4,400	1,112,144
		2,721,530

Airlines		1.61%
Delta Air Lines Inc.	36,100	1,250,865

Electrical Equipment		4.44%
AMETEK Inc.	25,527	1,314,359
Rockwell Automation Inc.	17,050	2,123,578
		3,437,937

Industrial Conglomerates		1.36%
Danaher Corp.	14,000	1,050,000

Machinery		2.86%
Cummins Inc.	14,850	2,212,501

Road & Rail		2.23%
Union Pacific Corp.	9,200	1,726,472

Trading Companies & Distributors		1.92%
United Rentals Inc.**	15,700	1,490,558

Total Industrials
(Cost $11,340,519)		13,889,863

Information Technology		26.61%
Computers & Peripherals		5.69%
Apple Inc.	8,207	4,405,025

Electronic Equipment & Instruments		0.97%
Amphenol Corp.	8,200	751,530

Internet Software & Services		6.13%
Facebook Inc. - Class A**	22,600	1,361,424
Google Inc. - Class A**	3,036	3,383,652
		4,745,076

IT Services		1.56%
Accenture PLC - Class A (Ireland)	15,200	1,211,744

Semiconductors & Semiconductor Equipment		5.69%
Microchip Technology Inc.	36,250	1,731,300
NXP Semiconductor N.V. (Netherlands)**	10,800	635,148
Skyworks Solutions Inc.**	22,400	840,448
Xilinx Inc.	22,150	1,202,081
		4,408,977

Software		6.57%
Adobe Systems Inc.**	18,500	$1,216,190
Fortinet Inc.**	42,600	938,478
Salesforce.com Inc.**	22,500	1,284,525
Splunk Inc.**	12,050	861,455
Tableau Software Inc.**	10,400	791,232
		5,091,880

Total Information Technology
(Cost $12,745,083)		20,614,232

Materials		5.16%
Chemicals		3.88%
Ecolab, Inc.	11,400	1,231,086
PPG Industries, Inc.	9,200	1,779,832
		3,010,918

Construction Materials		1.28%
Vulcan Materials Co.	14,900	990,105

Total Materials
(Cost $3,810,567)		4,001,023

Total Common Stocks
(Cost $58,759,234)		75,256,547

MONEY MARKET MUTUAL FUNDS		2.86%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	2,210,164	2,210,164

Total Money Market Mutual Funds
(Cost $2,210,164)		2,210,164

Total Investments
(Cost $60,969,398)	100.01%	77,466,711

Liabilities in Excess of Other Assets	(0.01%)	(4,457)

Net Assets	100.00%	$77,462,254

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MIDCO GROWTH FUND AS OF MARCH 31, 2014 (Unaudited)
	Shares	Market Value
COMMON STOCKS		96.86%
Consumer Discretionary		23.97%
Auto Components		3.95%
BorgWarner Inc.	33,230	$2,042,648
Delphi Automotive PLC (United Kingdom)	29,162	1,978,934
		4,021,582

Automobiles		0.82%
Tesla Motors Inc.**	3,981	829,840

Hotels, Restaurants & Leisure		4.52%
Chipotle Mexican Grill Inc.**	3,598	2,043,844
Dunkin' Brands Group Inc.	16,832	844,630
Wynn Resorts Ltd.	7,684	1,707,000
		4,595,474

Household Durables		1.20%
DR Horton Inc.	56,411	1,221,298

Internet & Catalog Retail		3.56%
NetFlix Inc.**	3,681	1,295,822
TripAdvisor Inc.**	18,923	1,714,235
zulily, Inc. - Class A**	12,256	615,129
		3,625,186

Media		0.88%
Lions Gate Entertainment Corp.	33,595	897,994

Specialty Retail		0.82%
Tractor Supply Co.	11,821	834,917

Textiles Apparel & Luxury Goods		8.22%
Deckers Outdoor Corp.**	13,859	1,104,978
Kate Spade & Co.**	13,700	508,133
Lululemon Athletica Inc. (Canada)**	29,872	1,570,968
Michael Kors Holdings Ltd. (Hong Kong)**	17,950	1,674,197
Ralph Lauren Corp.	9,792	1,575,827
Under Armour Inc. - Class A**	16,832	1,929,620
		8,363,723

Total Consumer Discretionary
(Cost $17,477,100)		24,390,014

Consumer Staples		3.82%
Food & Staples Retailing		0.76%
Pricesmart Inc.	7,632	770,298

Food Products		3.06%
Keurig Green Mountain, Inc.	12,125	1,280,279
Mead Johnson Nutrition Co.	22,069	1,834,816
		3,115,095

Total Consumer Staples
(Cost $3,393,695)		3,885,393

Energy		6.59%
Energy Equipment & Services		1.12%
Core Laboratories NV (Netherlands)	5,767	1,144,404

Oil, Gas & Consumable Fuels		5.47%
Antero Resources Corp.**	22,600	1,414,760
Gulfport Energy Corp.**	20,261	1,442,178
Noble Energy Inc.	14,450	1,026,528
Pioneer Natural Resources Co.	8,988	1,682,014
		5,565,480

Total Energy
(Cost $5,049,967)		6,709,884

Financials		5.97%
Capital Markets		3.46%
Affiliated Managers Group Inc.**	8,092	$1,618,805
LPL Financial Holdings Inc.	21,078	1,107,438
SEI Investments Co.	23,664	795,347
		3,521,590

Commercial Banks		2.51%
First Republic Bank	20,817	1,123,910
SVB Financial Group**	11,078	1,426,625
		2,550,535

Total Financials
(Cost $4,591,579)		6,072,125

Health Care		15.05%
Biotechnology		8.48%
Alexion Pharmaceuticals Inc.**	11,300	1,719,069
Alkermes PLC (Ireland)**	35,529	1,566,473
Alnylam Pharmaceuticals Inc.**	7,462	500,999
Cubist Pharmaceuticals Inc.**	20,474	1,497,673
Medivation, Inc.**	11,821	760,918
Pharmacyclics Inc.**	12,204	1,223,085
Regeneron Pharmaceuticals Inc.**	4,529	1,359,968
		8,628,185

Health Care Equipment & Supplies		3.12%
Edwards Lifesciences Corp.**	21,035	1,560,166
Varian Medical Systems Inc.**	19,166	1,609,752
		3,169,918

Pharmaceuticals		3.45%
Actavis PLC (Ireland)**	8,475	1,744,579
Perrigo Co. PLC	11,442	1,769,620
		3,514,199

Total Health Care
(Cost $12,202,387)		15,312,302

Industrials		13.88%
Aerospace & Defense		1.69%
BE Aerospace Inc.**	8,440	732,508
DigitalGlobe Inc.**	33,834	981,524
		1,714,032

Airlines		1.61%
United Continental Holdings Inc.**	36,754	1,640,331

Building Products		3.94%
Allegion PLC (Ireland)	21,556	1,124,576
Fortune Brands Home & Security, Inc.	31,291	1,316,725
Lennox International Inc.	17,293	1,572,107
		4,013,408

Electrical Equipment		2.24%
Sensata Technologies Holding N.V. (Netherlands)**	32,856	1,400,980
SolarCity Corp.**	14,000	876,680
		2,277,660

Machinery		4.40%
Ingersoll-Rand PLC (Ireland)	25,016	1,431,916
Terex Corp.	38,410	$1,701,563
WABCO Holdings Inc.**	12,716	1,342,301
		4,475,780

Total Industrials
(Cost $11,092,162)		14,121,211

Information Technology		21.27%
Communications Equipment		1.36%
Ciena Corp.**	26,072	592,877
Palo Alto Networks Inc.**	11,473	787,048
		1,379,925

Computers & Peripherals		0.93%
Nimble Storage, Inc.**	24,903	943,575

Electric Equipment & Instruments		1.18%
IPG Photonics Corp.**	16,867	1,198,906

Internet Software & Services		5.63%
Pandora Media Inc.**	48,875	1,481,890
Twitter Inc.**	30,161	1,407,614
Yelp Inc.**	16,758	1,289,193
Zillow Inc. - Class A**	17,640	1,554,084
		5,732,781

IT Services		0.65%
Jack Henry & Associates Inc.	11,869	661,815

Semiconductors & Semiconductor Equipment		2.20%
Applied Materials Inc.	70,757	1,444,858
NXP Semiconductor N.V. (Netherlands)**	13,500	793,935
		2,238,793

Software		9.32%
Concur Technologies Inc.**	12,603	1,248,579
FireEye Inc.**	20,121	1,238,850
Guidewire Software Inc.**	8,475	415,699
ServiceNow Inc.**	23,777	1,424,718
Splunk Inc.**	22,565	1,613,172
Tableau Software Inc. - Class A**	17,658	1,343,420
Workday Inc. - Class A**	16,732	1,529,807
Zynga Inc. - Class A**	155,457	668,465
		9,482,710

Total Information Technology
(Cost $16,683,632)		21,638,505

Materials		6.31%
Chemicals		4.12%
Eastman Chemical Co.	11,234	968,483
FMC Corp.	20,052	1,535,181
Rockwood Holdings Inc.	22,677	1,687,169
		4,190,833

Construction Materials		0.78%
Eagle Materials Inc.	8,901	789,163

Metal & Mining		1.41%
US Silica Holdings Inc.	37,715	1,439,581

Total Materials
(Cost $4,501,438)		6,419,577

Total Common Stocks
(Cost $74,991,960)		98,549,011

MONEY MARKET MUTUAL FUNDS		4.57%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	4,652,674	4,652,674

Total Money Market Mutual Funds
(Cost $4,652,674)		4,652,674

Total Investments
(Cost $79,644,634)	101.43%	103,201,685

Liabilities in Excess of Other Assets	(1.43%)	(1,456,875)

Net Assets	100.00%	$101,744,810

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SELECT FUND AS OF MARCH 31, 2014 (Unaudited)
	Shares	Market Value
COMMON STOCKS		96.52%
Consumer Discretionary		23.94%
Auto Components		3.54%
BorgWarner Inc.	64,180	$3,945,145

Hotels Restaurants & Leisure		6.11%
Chipotle Mexican Grill Inc.**	5,680	3,226,524
Wynn Resorts Ltd.	16,110	3,578,836
		6,805,360

Household Durables		2.46%
DR Horton Inc.	126,750	2,744,138

Internet & Catalog Retail		2.78%
TripAdvisor Inc.**	34,210	3,099,084

Textiles Apparel & Luxury Goods		9.05%
Lululemon Athletica Inc. (Canada)**	63,580	3,343,672
Michael Kors Holdings Ltd. (Hong Kong)**	35,410	3,302,691
Under Armour Inc. - Class A**	30,000	3,439,200
		10,085,563

Total Consumer Discretionary
(Cost $19,709,789)		26,679,290

Consumer Staples		3.13%
Food Products		3.13%
Mead Johnson Nutrition Co.	41,950	3,487,723

Total Consumer Staples
(Cost $3,316,711)		3,487,723

Energy		5.91%
Oil, Gas & Consumable Fuels		5.91%
Gulfport Energy Corp.**	42,270	3,008,778
Pioneer Natural Resources Co.	19,120	3,578,117
		6,586,895

Total Energy
(Cost $4,519,888)		6,586,895

Financials		6.34%
Capital Markets		3.09%
Affiliated Managers Group Inc.**	17,220	3,444,861

Commercial Banks		3.25%
SVB Financial Group**	28,140	3,623,869

Total Financials
(Cost $4,308,012)		7,068,730

Health Care		13.66%
Biotechnology		10.45%
Clovis Oncology, Inc.**	36,400	2,521,428
Cubist Pharmaceuticals Inc.**	45,500	3,328,325
Pharmacyclics Inc.**	26,310	2,636,788
Regeneron Pharmaceuticals Inc.**	10,510	3,155,943
		11,642,484

Pharmaceuticals		3.21%
Perrigo Co. PLC	23,170	3,583,472

Total Health Care
(Cost $13,634,418)		15,225,956

Industrials		18.31%
Aerospace & Defense		2.01%
DigitalGlobe Inc.**	77,090	2,236,381

Airlines		3.00%
United Continental Holdings, Inc.**	74,850	$3,340,556

Building Products		2.41%
Fortune Brands Home & Security, Inc.	64,000	2,693,120

Electrical Equipment		3.11%
Sensata Technologies Holding N.V. (Netherlands)**	81,240	3,464,074

Machinery		7.78%
Ingersoll-Rand PLC (Ireland)	51,917	2,971,729
Terex Corp.	67,370	2,984,491
WABCO Holdings Inc.**	25,690	2,711,836
		8,668,056

Total Industrials
(Cost $17,746,670)		20,402,187

Information Technology		19.43%
Internet Software & Services		7.46%
Pandora Media Inc.**	88,190	2,673,921
Twitter, Inc.**	58,350	2,723,194
Zillow Inc. - Class A**	33,160	2,921,396
		8,318,511

Software		11.97%
FireEye Inc.**	39,078	2,406,033
ServiceNow Inc.**	45,350	2,717,372
Splunk Inc.**	40,434	2,890,627
Tableau Software Inc. - Class A**	32,840	2,498,467
Workday Inc. - Class A**	30,880	2,823,358
		13,335,857

Total Information Technology
(Cost $16,433,476)		21,654,368

Materials		5.80%
Chemicals		5.80%
FMC Corp.	39,940	3,057,806
Rockwood Holdings Inc.	45,760	3,404,544
		6,462,350

Total Materials
(Cost $6,168,636)		6,462,350

Total Common Stocks
(Cost $85,837,600)		107,567,499

MONEY MARKET MUTUAL FUNDS		7.41%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	8,257,625	8,257,625

Total Money Market Mutual Funds
(Cost $8,257,625)		8,257,625

Total Investments
(Cost $94,095,225)	103.93%	115,825,124

Liabilities in Excess of Other Assets	(3.93%)	(4,382,031)

Net Assets	100.00%	$111,443,093

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP GROWTH FUND AS OF MARCH 31, 2014 (Unaudited)
	Shares	Market Value
COMMON STOCKS		93.62%
Consumer Discretionary		15.96%
Diversified Consumer Services		1.61%
Grand Canyon Education Inc.**	1,054	$49,222

Hotels Restaurants & Leisure		4.28%
BJ's Restaurants Inc.**	943	30,846
Del Frisco's Restaurant Group, Inc.**	1,266	35,321
Noodles & Co.**	601	23,721
Vail Resorts Inc.	584	40,704
		130,592

Household Durables		2.21%
iRobot Corp.**	645	26,477
The Ryland Group, Inc.	1,022	40,809
		67,286

Internet & Catalog Retail		0.92%
HomeAway Inc.**	741	27,913

Media		1.57%
Imax Corp. (Canada)**	1,756	47,991

Specialty Retail		2.66%
Five Below Inc.**	1,214	51,572
Francesca's Holdings Corp.**	760	13,786
Tilly's, Inc. - Class A**	1,342	15,701
		81,059

Textiles Apparel & Luxury Goods		2.71%
Deckers Outdoor Corp.**	414	33,008
Tumi Holdings Inc.**	1,163	26,319
Vince Holding Corp.**	885	23,329
		82,656

Total Consumer Discretionary
(Cost $493,401)		486,719

Consumer Staples		2.45%
Food & Staples Retailing		2.45%
Natural Grocers by Vitamin Cottage Inc.**	1,035	45,189
PriceSmart Inc.	294	29,673
		74,862

Total Consumer Staples
(Cost $76,566)		74,862

Energy		3.76%
Oil, Gas & Consumable Fuels		3.76%
Diamondback Energy Inc.**	588	39,579
Goodrich Petroleum Corp.**	909	14,380
PDC Energy Inc.**	562	34,990
Rice Energy, Inc.**	970	25,598
		114,547

Total Energy
(Cost $101,011)		114,547

Financials		6.32%
Capital Markets		1.18%
Evercore Partners Inc. - Class A	654	36,134

Commercial Banks		3.09%
Eagle Bancorp Inc.**	1,370	49,457
Western Alliance Bancorp**	1,815	44,649
		94,106

Consumer Finance		0.87%
Encore Capital Group Inc.**	580	26,506

Diversified Financial Services		1.18%
MarketAxess Holdings Inc.	610	36,124

Total Financials
(Cost $192,911)		192,870

Health Care		18.94%
Biotechnology		10.36%
Acceleron Pharma, Inc.**	634	$21,873
Alkermes PLC (Ireland)**	632	27,865
Alnylam Pharmaceuticals Inc.**	619	41,559
Array BioPharma Inc.**	3,817	17,940
Clovis Oncology Inc.**	549	38,028
Cytokinetics, Inc.**	2,512	23,864
Exact Sciences Corp.**	2,506	35,510
InterMune Inc.**	848	28,383
Keryx Biopharmaceuticals, Inc.**	2,244	38,237
Synageva BioPharma Corp.**	309	25,638
Tetraphase Pharmaceuticals, Inc.**	1,566	17,054
		315,951

Health Care Equipment & Supplies		5.87%
ABIOMED Inc.**	1,645	42,836
AtriCure Inc.**	1,453	27,331
Cardiovascular Systems Inc.**	710	22,571
HeartWare International Inc.**	477	44,733
Novadaq Technologies Inc. (Canada)**	1,858	41,396
		178,867

Life Sciences Tools & Services		0.63%
Fluidigm Corp.**	438	19,303

Pharmaceuticals		2.08%
Alcobra Ltd. (Israel)**	764	13,867
Pacira Pharmaceuticals Inc./DE**	708	49,553
		63,420

Total Health Care
(Cost $542,709)		577,541

Industrials		8.88%
Aerospace & Defense		2.02%
DigitalGlobe Inc.**	1,022	29,648
HEICO Corp.	529	31,825
		61,473

Building Products		3.02%
Lennox International Inc.	534	48,546
NCI Building Systems Inc.**	2,503	43,702
		92,248

Commercial Services & Supplies		1.45%
Interface Inc.	2,150	44,183

Machinery		0.79%
Proto Labs Inc.**	357	24,158

Road & Rail		1.60%
Saia Inc.**	1,277	48,794

Total Industrials
(Cost $278,961)		270,856

Information Technology		32.68%
Communications Equipment		1.22%
Ciena Corp.**	904	20,557
Numerex Corp. - Class A**	1,527	16,690
		37,247

Computers & Peripherals		1.09%
Nimble Storage, Inc.**	876	33,192

Electronic Equipment & Instruments		6.03%
InvenSense Inc.**	2,013	47,648
IPG Photonics Corp.**	512	36,393
Maxwell Technologies, Inc.**	3,573	46,163
Methode Electronics Inc.	1,072	32,868
Universal Display Corp.**	651	20,773
		183,845

Internet Software & Services		11.69%
ChannelAdvisor Corp.**	736	$27,777
Cornerstone OnDemand Inc.**	780	37,339
Demandware, Inc.**	312	19,987
Marin Software Inc.**	2,780	29,385
Marketo Inc.**	993	32,441
OpenTable Inc.**	473	36,388
Pandora Media Inc.**	743	22,528
Rocket Fuel, Inc.**	447	19,167
Shutterstock, Inc.**	460	33,401
Yelp Inc.**	608	46,772
Zillow Inc. - Class A**	580	51,097
		356,282

IT Services		0.95%
Virtusa Corp.**	865	28,986

Semiconductors & Semi Equipment		6.35%
Applied Micro Circuits Corp.**	2,331	23,077
Inphi Corp.**	2,660	42,799
Monolithic Power Systems Inc.**	1,370	53,116
Nanometrics Inc.**	1,963	35,275
SunEdison Inc.**	2,098	39,526
		193,793

Software		5.35%
Allot Communications Ltd. (Israel)**	1,447	19,477
Guidewire Software Inc.**	765	37,522
Imperva Inc.**	630	35,091
Proofpoint, Inc.**	560	20,765
Tableau Software Inc. - Class A**	259	19,705
The Ultimate Software Group Inc.**	224	30,688
		163,248

Total Information Technology
(Cost $1,004,150)		996,593

Materials		3.45%
Chemicals		1.69%
PolyOne Corp.	1,405	51,507

Metal & Mining		1.76%
US Silica Holdings Inc.	1,410	53,820

Total Materials
(Cost $95,838)		105,327

Telecommunication Services		1.18%
Wireless Telecommunication Services		1.18%
RingCentral Inc. - Class A**	1,987	35,965

Total Telecommunication Services
(Cost $37,841)		35,965

Total Common Stocks
(Cost $2,823,388)		2,855,280

MONEY MARKET MUTUAL FUNDS		4.59%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	139,857	139,857

Total Money Market Mutual Funds
(Cost $139,857)		139,857

Total Investments
(Cost $2,963,245)	98.21%	2,995,137

Other Assets in Excess of Liabilities	1.79%	54,508

Net Assets	100.00%	$3,049,645

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE BLUE CHIP DIVIDEND FUND AS OF MARCH 31, 2014 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.98%
Consumer Discretionary		19.90%
Hotels Restaurants & Leisure		9.90%
Darden Restaurants Inc.	37,600	$1,908,576
McDonald's Corp.	20,260	1,986,088
Sodexo (France)	18,892	1,981,413
		5,876,077

Leisure Equipment & Products		3.43%
Mattel Inc.	50,810	2,037,989

Textiles Apparel & Luxury Goods		6.57%
Coach Inc.	38,560	1,914,890
LVMH Moet Hennessy Louis Vuitton SA ADR (France)	54,270	1,988,995
		3,903,885

Total Consumer Discretionary
(Cost $11,034,852)		11,817,951

Consumer Staples		21.12%
Food & Staples Retailing		3.28%
Wal-Mart Stores Inc.	25,490	1,948,201

Food Products		7.13%
General Mills Inc.	41,480	2,149,494
Nestle SA ADR (Switzerland)	27,720	2,085,098
		4,234,592

Household Products		7.05%
Kimberly-Clark Corp.	18,900	2,083,725
Reckitt Benckiser Group PLC ADR (United Kingdom)	127,740	2,105,155
		4,188,880

Tobacco		3.66%
British American Tobacco PLC ADR (United Kingdom)	19,480	2,170,656

Total Consumer Staples
(Cost $11,246,737)		12,542,329

Energy		13.31%
Oil Gas & Consumable Fuels		13.31%
Chevron Corp.	16,380	1,947,746
Occidental Petroleum Corp.	21,790	2,076,369
Royal Dutch Shell PLC ADR (Netherlands)	24,520	1,915,257
Total SA ADR (France)	29,970	1,966,032
		7,905,404

Total Energy
(Cost $6,333,863)		7,905,404

Financials		2.87%
Commercial Banks		2.87%
US Bancorp	39,740	1,703,256

Total Financials
(Cost $1,498,516)		1,703,256

Health Care		22.51%
Health Care Equipment & Supplies		2.81%
Baxter International Inc.	22,680	1,668,794

Health Care Providers & Services		3.00%
AmerisourceBergen Corp.	27,140	1,780,113

Pharmaceuticals		16.70%
AbbVie Inc.	36,590	1,880,726
GlaxoSmithKline PLC ADR (United Kingdom)	37,180	1,986,528
Novartis AG ADR (Switzerland)	23,690	2,014,124
Pfizer Inc.	64,602	$2,075,016
Roche Holding AG ADR (Switzerland)	52,060	1,963,703
		9,920,097

Total Health Care
(Cost $10,007,665)		13,369,004

Industrials		6.68%
Aerospace & Defense		6.68%
General Dynamics Corp.	18,720	2,038,983
Raytheon Co.	19,490	1,925,417
		3,964,400

Total Industrials
(Cost $1,929,661)		3,964,400

Information Technology		9.16%
Computers & Peripherals		2.54%
Apple Inc.	2,810	1,508,239

IT Services		3.22%
Accenture PLC - Class A (Ireland)	23,990	1,912,483

Software		3.40%
Microsoft Corp.	49,320	2,021,627

Total Information Technology
(Cost $4,457,429)		5,442,349

Utilities		3.43%
Multi-Utilities		3.43%
Canadian Utilities Ltd. - Class A (Canada)	54,760	2,037,340

Total Utilities
(Cost $1,961,133)		2,037,340

Total Common Stocks
(Cost $48,469,856)		58,782,033

MONEY MARKET MUTUAL FUNDS		0.61%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	362,199	362,199

Total Money Market Mutual Funds
(Cost $362,199)		362,199

Total Investments
(Cost $48,832,055)	99.59%	59,144,232

Other Assets in Excess of Liabilities	0.41%	240,918

Net Assets	100.00%	$59,385,150

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

See Notes to Quarterly Statements of Investments.

Westcore Blue Chip Dividend Fund
Country Breakdown as of March 31, 2014 (Unaudited)

Country	Market Value	%
United States	$35,017,448	58.97%
United Kingdom	6,262,339	10.54%
Switzerland	6,062,925	10.21%
France	5,936,440	10.00%
Canada	2,037,340	3.43%
Netherlands	1,915,257	3.22%
Ireland	1,912,483	3.22%
Total Investments	59,144,232	99.59%
Other Assets in Excess of Liabilities	240,918	0.41%
Net Assets	$59,385,150	100.00%

`

WESTCORE MID-CAP VALUE DIVIDEND FUND AS OF MARCH 31, 2014 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.71%
Basic Materials		8.44%
Chemicals		1.37%
Compass Minerals International Inc.	8,900	$734,428

Forestry & Paper		7.07%
Ball Corp.	20,800	1,140,048
International Paper Co.	12,500	573,500
Rock-Tenn Co. - Class A	10,600	1,119,042
Silgan Holdings Inc.	19,700	975,544
		3,808,134

Total Basic Materials
(Cost $3,512,972)		4,542,562

Capital Goods		6.30%
Engineering & Construction		1.62%
EMCOR Group Inc.	18,600	870,294

Industrial Products		3.14%
Avery Dennison Corp.	16,200	820,854
Xylem Inc.	23,900	870,438
		1,691,292

Transportation Equipment & Parts		1.54%
Oshkosh Truck Corp.	14,100	830,067

Total Capital Goods
(Cost $2,906,055)		3,391,653

Commercial Services		1.94%
Business Products & Services		1.94%
Xerox Corp.	92,481	1,045,035

Total Commercial Services
(Cost $866,737)		1,045,035

Consumer Cyclical		13.64%
Apparel & Footwear Mfg		2.02%
Coach Inc.	21,900	1,087,554

Consumer Durables		2.14%
Whirlpool Corp.	7,700	1,150,842

Department Stores		2.02%
Nordstrom Inc.	17,400	1,086,630

Publishing & Media		3.64%
Cinemark Holdings Inc.	42,700	1,238,727
Scripps Networks Interactive Inc. - Class A	9,500	721,145
		1,959,872

Recreation & Leisure		2.02%
Thor Industries Inc.	17,800	1,086,868

Restaurants		1.80%
Darden Restaurants Inc.	19,100	969,516

Total Consumer Cyclical
(Cost $7,051,741)		7,341,282

Consumer Staples		4.70%
Beverages: Non-Alcoholic		1.10%
Dr Pepper Snapple Group Inc.	10,900	593,614

Food & Agricultural Products		3.60%
The J.M. Smucker Co.	7,550	734,162
Tyson Foods Inc. - Class A	27,350	1,203,674
		1,937,836

Total Consumer Staples
(Cost $1,143,310)		2,531,450

Energy		4.38%
Oil Services		1.56%
Tidewater Inc.	17,300	$841,126

Refining & Marketing		2.82%
HollyFrontier Corp.	12,300	585,234
Western Refining Inc.	24,100	930,260
		1,515,494

Total Energy
(Cost $1,714,653)		2,356,620

Interest Rate Sensitive		21.12%
Life & Health Insurance		5.48%
Reinsurance Group of America Inc.	19,191	1,528,179
UNUM Group	40,250	1,421,228
		2,949,407

Other Banks		3.32%
BOK Financial Corp.	12,300	849,315
First Citizens BancShares Inc. - Class A	3,900	938,925
		1,788,240

Property Casualty Insurance		5.94%
Endurance Specialty Holdings Ltd. (Bermuda)	20,600	1,108,898
Validus Holdings Ltd. (Bermuda)	28,800	1,086,048
WR Berkley Corp.	24,100	1,003,042
		3,197,988

Regional Banks		4.09%
M&T Bank Corp.	9,100	1,103,830
Zions Bancorporation	35,500	1,099,790
		2,203,620

Securities & Asset Management		2.29%
The NASDAQ OMX Group Inc.	33,400	1,233,796

Total Interest Rate Sensitive
(Cost $9,555,167)		11,373,051

Medical/Healthcare		10.56%
Healthcare Services		6.45%
AmerisourceBergen Corp.	16,750	1,098,632
Omnicare Inc.	20,550	1,226,219
Universal Health Services Inc. - Class B	14,000	1,148,980
		3,473,831

Medical Products & Supplies		0.95%
West Pharmaceutical Services Inc.	11,600	510,980

Pharmaceuticals		3.16%
Questcor Pharmaceuticals Inc.	26,200	1,701,166

Total Medical/Healthcare
(Cost $3,487,292)		5,685,977

Real Estate Investment Trusts (REITs)		7.66%
Diversified & Specialty		1.57%
Rayonier Inc.	18,450	847,039

Healthcare		1.21%
Senior Housing Properties Trust	29,000	651,630

Multi-Family		1.71%
Home Properties Inc.	15,300	919,836

Office		1.56%
Alexandria Real Estate Equities Inc.	11,600	841,696

Retail		1.61%
Taubman Centers Inc.	12,200	$863,638

Total Real Estate Investment Trusts (REITs)
(Cost $3,805,683)		4,123,839

Technology		9.39%
Computer Software		6.27%
Activision Blizzard Inc.	41,250	843,150
CA Inc.	26,800	829,996
Open Text Corp. (Canada)	16,400	782,444
Symantec Corp.	46,050	919,618
		3,375,208

Networking		1.44%
Plantronics Inc.	17,500	777,875

Semiconductors		1.68%
Avago Technologies Ltd. (Singapore)	14,050	904,961

Total Technology
(Cost $3,685,521)		5,058,044

Transportation		1.50%
Trucking, Shipping, Air Freight		1.50%
Con-way Inc.	19,700	809,276

Total Transportation
(Cost $802,820)		809,276

Utilities		8.08%
Independent Power		1.09%
FirstEnergy Corp.	17,300	588,719

Integrated Gas & Electric		1.59%
CenterPoint Energy Inc.	36,135	856,038

Regulated Electric		3.04%
Great Plains Energy Inc.	15,450	417,768
Westar Energy Inc.	34,650	1,218,294
		1,636,062

Water Utilities		2.36%
American Water Works Co. Inc.	27,950	1,268,930

Total Utilities
(Cost $2,844,097)		4,349,749

Total Common Stocks
(Cost $41,376,048)		52,608,538

MONEY MARKET MUTUAL FUNDS		2.35%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	1,267,756	1,267,756

Total Money Market Mutual Funds
(Cost $1,267,756)		1,267,756

Total Investments
(Cost $42,643,804)	100.06%	53,876,294

Liabilities in Excess of Other Assets	(0.06%)	(34,190)

Net Assets	100.00%	$53,842,104

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP VALUE DIVIDEND FUND AS OF MARCH 31, 2014 (Unaudited)
	Shares	Market Value
COMMON STOCKS		96.65%
Basic Materials		4.64%
Chemicals		4.64%
Compass Minerals International Inc.	92,575	$7,639,289
Innophos Holdings Inc.	164,949	9,352,608
		16,991,897

Total Basic Materials
(Cost $13,948,429)		16,991,897

Capital Goods		7.52%
Aerospace/Defense Suppliers		3.15%
Cubic Corp.	101,088	5,162,564
Curtiss-Wright Corp.	100,151	6,363,595
		11,526,159

Electrical Equipment		2.78%
Actuant Corp. - Class A	138,260	4,721,579
Watts Water Technologies Inc. - Class A	93,290	5,475,190
		10,196,769

Industrial Products		1.59%
Barnes Group Inc.	151,810	5,840,130

Total Capital Goods
(Cost $23,915,113)		27,563,058

Commercial Services		5.70%
Business Products & Services		5.70%
ABM Industries Inc.	129,300	3,716,082
The Brink's Co.	167,360	4,778,128
G&K Services Inc. - Class A	96,360	5,894,341
MAXIMUS Inc.	144,750	6,493,485
		20,882,036

Total Commercial Services
(Cost $16,656,602)		20,882,036

Consumer Cyclical		13.80%
Clothing & Accessories		6.70%
Brown Shoe Co. Inc.	278,860	7,400,944
The Cato Corp. - Class A	193,140	5,222,506
The Finish Line Inc. - Class A	231,480	6,270,793
Stage Stores Inc.	231,280	5,654,796
		24,549,039

Consumer Durables		1.04%
The Toro Co.	60,110	3,798,351

Motor Vehicle Parts		1.05%
Standard Motor Products Inc.	107,290	3,837,763

Recreation & Leisure		2.34%
Thor Industries Inc.	140,410	8,573,435

Restaurants		0.97%
Texas Roadhouse Inc.	136,915	3,570,743

Specality Retail		1.70%
Pier 1 Imports Inc.	330,830	6,246,071

Total Consumer Cyclical
(Cost $38,678,454)		50,575,402

Consumer Staples		5.24%
Food & Agricultural Products		1.23%
Sensient Technologies Corp.	80,080	4,517,313

Grocery & Convenience		1.23%
Casey's General Stores Inc.	66,580	4,500,142

Tobacco		2.78%
Schweitzer-Mauduit International Inc.	238,650	$10,164,104

Total Consumer Staples
(Cost $14,992,605)		19,181,559

Energy		10.22%
Exploration & Production		3.57%
Comstock Resources Inc.	255,020	5,827,207
Energy XXI Bermuda Ltd. (Bermuda)	308,050	7,260,739
		13,087,946

Oil Services		4.34%
Bristow Group Inc.	69,080	5,216,921
Gulfmark Offshore Inc. - Class A	100,150	4,500,741
Tidewater Inc.	127,051	6,177,220
		15,894,882

Refining & Marketing		2.31%
Western Refining Inc.	219,260	8,463,436

Total Energy
(Cost $32,409,774)		37,446,264

Interest Rate Sensitive		27.16%
Life & Health Insurance		3.27%
Primerica Inc.	135,810	6,398,009
StanCorp Financial Group Inc.	83,440	5,573,792
		11,971,801

Other Banks		10.72%
Bank of the Ozarks Inc.	104,840	7,135,410
Community Bank System Inc.	94,650	3,693,243
Fulton Financial Corp.	324,200	4,078,436
Hancock Holding Co.	207,340	7,599,011
Trustmark Corp.	143,050	3,626,318
Westamerica Bancorp	111,560	6,033,165
Wintrust Financial Corp.	145,802	7,094,725
		39,260,308

Property Casualty Insurance		3.83%
Endurance Specialty Holdings Ltd. (Bermuda)	162,100	8,725,843
Montpelier Re Holdings Ltd. (Bermuda)	178,810	5,321,385
		14,047,228

Securities & Asset Management		3.59%
FXCM Inc. - Class A	379,020	5,598,126
Greenhill & Co. Inc	145,390	7,557,372
		13,155,498

Specialty Finance		2.42%
Cash America International Inc.	229,137	8,872,185

Thrifts		3.33%
Iberia Bank Corp.	109,630	7,690,545
Webster Financial Corp.	145,390	4,515,813
		12,206,358

Total Interest Rate Sensitive
(Cost $77,399,856)		99,513,378

Medical/Healthcare		5.28%
Medical Products & Supplies		1.98%
West Pharmaceutical Services Inc.	165,082	7,271,862

Pharmaceuticals		3.30%
Questcor Pharmaceuticals Inc.	185,940	12,073,084

Total Medical/Healthcare
(Cost $10,879,230)		19,344,946

Real Estate Investment Trusts (REITs)		5.20%
Diversified & Specialty Reits		1.39%
DuPont Fabros Technology Inc.	211,880	$5,099,951

Hotels		1.03%
Chesapeake Lodging Trust	146,910	3,779,994

Multi-Family		2.49%
Education Realty Trust Inc.	448,700	4,428,669
Post Properties Inc.	95,079	4,668,379
		9,097,048

Office		0.29%
Government Properties Income Trust	42,128	1,061,626

Total Real Estate Investment Trusts (REITs)
(Cost $18,509,138)		19,038,619

Technology		7.05%
Computer Software		2.12%
NICE Systems Ltd. ADR (Israel)	174,020	7,771,733

Networking		3.03%
j2 Global Inc.	113,849	5,698,142
Plantronics Inc.	121,653	5,407,476
		11,105,618

Semiconductors		1.90%
Cypress Semiconductor Corp.	294,903	3,028,654
Intersil Corp. - Class A	304,093	3,928,882
		6,957,536

Total Technology
(Cost $21,874,529)		25,834,887

Transportation		1.54%
Trucking, Shipping, Air Freight		1.54%
Con-way Inc.	136,900	5,623,852

Total Transportation
(Cost $5,756,152)		5,623,852

Utilities		3.30%
Regulated Electric		3.30%
El Paso Electric Co.	126,340	4,514,128
Portland General Electric Co.	233,970	7,566,590
		12,080,718

Total Utilities
(Cost $9,945,454)		12,080,718

Total Common Stocks
(Cost $284,965,336)		354,076,616

MONEY MARKET MUTUAL FUNDS		2.60%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	9,535,311	9,535,311

Total Money Market Mutual Funds
(Cost $9,535,311)		9,535,311

Total Investments
(Cost $294,500,647)	99.25%	363,611,927

Other Assets in Excess of Liabilities	0.75%	2,755,102

Net Assets	100.00%	$366,367,029

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

See Notes to Quarterly Statements of Investments.

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF MARCH 31, 2014 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.84%
Basic Materials		4.25%
Forestry & Paper		1.20%
Neenah Paper Inc.	3,643	$188,416
Xerium Technologies Inc.**	15,259	244,907
		433,323

Non-Ferrous Metals		1.02%
Horsehead Holding Corp.**	10,983	184,734
Insteel Industries Inc.	9,314	183,206
		367,940

Other Materials (Rubber & Plastic)		1.24%
AEP Industries Inc.**	2,567	95,236
Myers Industries Inc.	5,080	101,194
US Concrete Inc.**	10,765	252,977
		449,407

Specialty Chemicals		0.27%
Aceto Corp.	4,909	98,622

Steel		0.52%
Handy & Harman Ltd.**	8,476	186,557

Total Basic Materials
(Cost $1,333,705)		1,535,849

Capital Goods		4.93%
Aerospace/Defense Suppliers		1.26%
Aerovironment Inc.**	4,360	175,490
Sparton Corp.**	9,629	281,937
		457,427

Engineering & Construction		0.63%
Argan Inc.	7,637	227,048

Farm Equipment		0.51%
Alamo Group Inc.	3,412	185,374

Industrial Products		2.53%
Hardinge Inc.	9,097	130,997
Lydall Inc.**	10,363	237,002
NN Inc.	14,720	289,984
Northwest Pipe Co.**	7,066	255,506
		913,489

Total Capital Goods
(Cost $1,448,188)		1,783,338

Commercial Services		7.98%
Business Products & Services		5.24%
Asta Funding Inc.**	35,151	290,699
Barrett Business Services Inc.	2,613	155,656
CBIZ Inc.**	30,385	278,327
CDI Corp.	10,983	188,358
Cenveo Inc.**	25,953	78,897
Electro Rent Corp.	13,449	236,568
Omnicell Inc.**	4,020	115,052
TASER International Inc.**	13,502	246,952
VSE Corp.	5,771	304,132
		1,894,641

Distributors & Wholesalers		0.80%
AM Castle & Co.**	19,684	289,158

Educational Services		0.48%
Capella Education Co.	2,759	174,231

IT Services		1.46%
ManTech International Corp. - Class A	9,114	268,042
NCI Inc. - Class A**	24,522	260,669
		528,711

Total Commercial Services
(Cost $2,476,423)		2,886,741

Consumer Cyclical		12.36%
Apparel & Footwear Manufacturing		0.49%
Unifi Inc.**	7,617	$175,724

Consumer Durables		0.49%
Skullcandy Inc.**	19,325	177,403

Hard Goods Retail		0.61%
Haverty Furniture Co. Inc.	7,450	221,265

Homebuilders & Suppliers		1.20%
Beazer Homes USA Inc.**	12,568	252,370
PGT Inc.**	15,891	182,905
		435,275

Motor Vehicle Parts		0.51%
Stoneridge Inc.**	16,505	185,351

Motor Vehicles		0.26%
Autobytel Inc.**	7,586	94,294

Publishing & Media		2.93%
Courier Corp.	11,509	177,239
Entravision Communications Corp. - Class A	19,533	130,871
Gray Television Inc.**	23,985	248,724
Lee Enterprises Inc.**	57,870	258,679
LIN Media LLC - Class A**	9,158	242,687
		1,058,200

Recreation & Leisure		2.10%
Arctic Cat Inc.	2,664	127,312
Carmike Cinemas Inc.**	3,338	99,673
Rick's Cabaret International Inc.**	18,992	214,040
Smith & Wesson Holding Corp.**	10,760	157,311
Winnebago Industries Inc.**	5,838	159,903
		758,239

Restaurants		2.33%
Denny's Corp.**	33,374	214,595
Kona Grill Inc.**	13,143	267,723
Red Robin Gourmet Burgers Inc.**	2,431	174,254
Ruth's Hospitality Group Inc.	15,519	187,625
		844,197

Specialty Retail		1.44%
1-800-Flowers.com Inc. - Class A**	25,897	145,800
CSS Industries Inc.	4,859	131,193
Movado Group Inc.	2,728	124,261
Overstock.com Inc.**	5,972	117,648
		518,902

Total Consumer Cyclical
(Cost $3,866,426)		4,468,850

Consumer Staples		4.00%
Food & Agricultural Products		1.39%
Chiquita Brands International Inc.**	10,778	134,186
John B Sanfilippo & Son Inc.	6,947	159,920
SunOpta Inc. (Canada)**	17,542	207,171
		501,277

Grocery & Convenience		0.92%
Ingles Markets Inc. - Class A	7,274	173,267
The Pantry Inc.**	10,536	161,622
		334,889

Home Products		1.69%
Libbey Inc.**	13,462	350,012
Lifetime Brands Inc.	14,543	259,738
		609,750

Total Consumer Staples
(Cost $1,291,730)		1,445,916

Energy		5.34%
Alternative Energy		0.58%
EnerNOC Inc.**	5,006	$111,533
Green Plains Renewable Energy Inc.	3,256	97,550
		209,083

Coal		0.50%
Westmoreland Coal Co.**	6,116	182,135

Exploration & Production		0.33%
Panhandle Oil and Gas Inc. - Class A	2,716	118,445

Oil Services		3.18%
Bolt Technology Corp.	6,659	131,649
Dawson Geophysical Co.	6,088	170,525
Natural Gas Services Group Inc.**	7,519	226,623
North American Energy Partners Inc. (Canada)	41,597	299,498
PHI Inc.**	4,312	190,763
TGC Industries Inc.**	21,993	130,858
		1,149,916

Refining & Marketing		0.75%
REX American Resources Corp.**	4,747	270,816

Total Energy
(Cost $1,523,687)		1,930,395

Interest Rate Sensitive		21.97%
Life & Health Insurance		0.62%
National Western Life Insurance Co. - Class A	919	224,696

Other Banks		11.25%
American National Bankshares Inc.	7,903	185,879
Ameris Bancorp**	4,633	107,949
Banner Corp.	5,816	239,677
Central Pacific Financial Corp.	13,702	276,781
Enterprise Financial Services Corp.	10,872	218,201
First Bancorp	14,047	266,893
First Community Bancshares Inc.	8,775	143,559
First Merchants Corp.	11,417	247,064
Hanmi Financial Corp.	11,227	261,589
Macatawa Bank Corp.	59,727	301,024
Peoples Bancorp Inc.	5,385	133,171
Simmons First National Corp. - Class A	6,641	247,510
Southside Bancshares Inc.	10,134	318,005
Southwest Bancorp Inc.	15,514	273,977
SY Bancorp Inc.	4,309	136,337
Trico Bancshares	7,643	198,183
United Community Banks Inc.**	12,574	244,061
Wilshire Bancorp Inc.	23,963	265,989
		4,065,849

Property Casualty Insurance		2.97%
Baldwin & Lyons Inc. - Class B	6,970	183,241
EMC Insurance Group Inc.	3,716	132,030
HCI Group Inc.	3,167	115,279
Stewart Information Services Corp.	6,980	245,207
United Fire Group Inc.	3,602	109,321
Universal Insurance Holdings Inc.	22,842	290,093
		1,075,171

Regional Banks		0.48%
Sterling Bancorp	13,843	175,252

Securities & Asset Management		0.89%
Capital Southwest Corp.	3,739	129,818
Oppenheimer Holdings Inc. - Class A	6,825	191,441
		321,259

Specialty Finance		2.32%
Federal Agricultural Mortgage Corp. - Class C	9,328	$310,156
Gladstone Investment Corp.	35,557	294,056
MCG Capital Corp.	37,659	142,728
Medallion Financial Corp.	6,825	90,158
		837,098

Thrifts		3.44%
Dime Community Bancshares Inc.	14,889	252,815
ESSA Bancorp Inc.	13,533	147,104
First Defiance Financial Corp.	8,299	225,069
Great Southern Bancorp Inc.	8,924	267,988
New York Mortgage Trust Inc.	29,035	225,892
Westfield Financial Inc.	16,604	123,700
		1,242,568

Total Interest Rate Sensitive
(Cost $7,102,852)		7,941,893

Medical/Healthcare		15.75%
Healthcare Services		2.59%
Addus HomeCare Corp.**	10,239	236,009
Albany Molecular Research Inc.**	7,311	135,912
Capital Senior Living Corp.**	5,955	154,770
LHC Group Inc.**	9,373	206,768
Triple-S Management Corp. - Class B (Puerto Rico)**	12,486	201,524
		934,983

Medical Products & Supplies		3.32%
AMAG Pharmaceuticals Inc.**	7,793	150,795
Anika Therapeutics Inc.**	5,518	226,790
Atrion Corp.	829	253,790
Chindex International Inc.**	6,225	118,773
Kewaunee Scientific Corp.	9,615	156,724
Trinity Biotech PLC ADR (Ireland)	5,006	121,295
Zeltiq Aesthetics Inc.**	8,791	172,392
		1,200,559

Medical Technology		1.07%
Apricus Biosciences Inc.**	69,669	149,788
Nordion Inc. (Canada)**	20,700	238,464
		388,252

Pharmaceuticals		8.77%
Affymetrix Inc.**	28,041	199,932
Alexza Pharmaceuticals Inc.**	20,808	92,179
ArQule Inc.**	80,378	164,775
Array BioPharma Inc.**	21,067	99,015
AVANIR Pharmaceuticals Inc. - Class A**	20,776	76,248
Cambrex Corp.**	15,184	286,522
Endocyte Inc.**	3,497	83,264
Galena Biopharma Inc.**	39,326	98,315
Geron Corp.**	25,129	52,268
Hi-Tech Pharmacal Co. Inc.**	4,491	194,595
Immunomedics Inc.**	24,461	102,981
Lannett Co. Inc**	4,643	165,848
Nanosphere Inc.**	36,232	77,899
Pozen Inc.**	15,393	123,144
Protalix BioTherapeutics Inc. (Israel)**	31,611	144,778
Repligen Corp.**	19,371	249,111
SciClone Pharmaceuticals Inc.**	62,713	285,344
SIGA Technologies Inc.**	47,577	147,489
Spectrum Pharmaceuticals Inc.**	26,100	204,624
Synta Pharmaceuticals Corp.**	28,307	122,003
TrovaGene Inc.**	19,198	110,005
Zogenix Inc.**	31,299	89,046
		3,169,385

Total Medical/Healthcare
(Cost $5,662,692)		5,693,179

Real Estate Investment Trusts (REITs)		1.58%
Diversified & Specialty Reits		0.78%
Winthrop Realty Trust	24,304	$281,683

Retail		0.80%
Agree Realty Corp.	9,595	291,784

Total Real Estate Investment Trusts (REITs)
(Cost $544,589)		573,467

Technology		17.21%
Cable/Satellite/Telecomm Services		4.45%
Alaska Communications Systems Group Inc.**	66,506	128,357
Consolidated Communications Holdings Inc.	5,247	104,992
FairPoint Communications Inc.**	22,140	301,104
Hawaiian Telcom Holdco Inc.**	9,957	283,675
HickoryTech Corp.	11,655	149,067
IDT Corp. - Class B	8,645	144,026
Inteliquent	22,677	329,497
USA Mobility Inc.	9,270	168,436
		1,609,154

Computer Software		3.39%
IntraLinks Holdings Inc.**	20,798	212,764
Marchex Inc. - Class B	18,233	191,629
PDF Solutions Inc.**	9,591	174,268
QuinStreet Inc.**	28,468	189,027
SeaChange International Inc.**	22,854	238,596
Telenav Inc.**	36,907	219,966
		1,226,250

Electronic Equipment		3.42%
CalAmp Corp.**	6,234	173,742
Checkpoint Systems Inc.**	13,222	177,439
CTS Corp.	13,314	277,996
Measurement Specialties Inc.**	3,214	218,070
Mesa Laboratories Inc.	1,710	154,327
Methode Electronics Inc.	7,698	236,021
		1,237,595

Networking		3.35%
AudioCodes Ltd. (Israel)**	15,189	110,120
Clearfield Inc.**	9,489	219,101
Extreme Networks Inc.**	32,494	188,465
Ituran Location and Control Ltd. (Israel)	11,369	283,657
Preformed Line Products Co.	1,681	115,233
ShoreTel Inc.**	34,024	292,606
		1,209,182

Semiconductor Cap Equipment		1.64%
Axcelis Technologies Inc.**	51,755	111,273
Cascade Microtech Inc.**	15,786	159,439
Ultra Clean Holdings Inc.**	24,550	322,833
		593,545

Semiconductors		0.96%
IXYS Corp.	15,561	176,617
Silicon Image Inc.**	24,451	168,712
		345,329

Total Technology
(Cost $5,356,192)		6,221,055

Transportation		1.32%
Airlines		0.51%
Hawaiian Holdings Inc.**	13,058	182,290

Trucking, Shipping, Air Freight		0.81%
Global Ship Lease Inc. - Class A (Great Britain)**	27,320	118,842
Saia Inc.**	4,586	175,231
		294,073

Total Transportation
(Cost $330,382)		476,363

Utilities		1.15%
Gas Utilities		0.44%
Chesapeake Utilities Corp.	2,557	$161,500

Water Utilities		0.71%
Consolidated Water Co. Ltd. (Cayman Islands)	19,392	255,587

Total Utilities
(Cost $393,762)		417,087

Total Common Stocks
(Cost $31,330,628)		35,374,133

MONEY MARKET MUTUAL FUNDS		1.91%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	690,437	690,437

Total Money Market Mutual Funds
(Cost $690,437)		690,437

Total Investments
(Cost $32,021,065)	99.75%	36,064,570

Other Assets in Excess of Liabilities	0.25%	89,475

Net Assets	100.00%	$36,154,045

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE INTERNATIONAL SMALL-CAP FUND AS OF MARCH 31, 2014 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.05%
Consumer Discretionary		30.27%
Diversified Consumer Services		2.55%
Slater & Gordon Ltd. (Australia)	2,874,014	$12,180,736

Hotels Restaurants & Leisure		3.24%
MTY Food Group Inc. (Canada)	301,312	8,274,837
REXLot Holdings Ltd. (Hong Kong)	62,273,326	7,225,681
		15,500,518

Household Durables		2.05%
Haier Electronics Group Co. Ltd. (Hong Kong)	3,618,051	9,795,535

Internet & Catalog Retail		1.94%
Webjet Ltd. (Australia)	3,642,008	9,288,424

Media		9.33%
CTS Eventim AG (Germany)	137,989	9,200,914
ITE Group PLC (United Kingdom)	3,762,133	11,979,517
Pico Far East Holdings Ltd. (Hong Kong)(1)	80,600,579	23,380,559
		44,560,990

Multiline Retail		1.20%
Woolworths Holdings Ltd. (South Africa)	823,358	5,738,793

Specialty Retail		4.49%
Bonjour Holdings Ltd. (Hong Kong)	75,196,236	13,378,561
Teknosa Ic Ve Dis Ticaret AS (Turkey)**	1,606,703	8,072,186
		21,450,747

Textiles Apparel & Luxury Goods		5.47%
Ports Design Ltd. (Hong Kong)	24,502,439	12,825,360
Xtep International Holdings Ltd. (Hong Kong)	31,042,373	13,287,008
		26,112,368

Total Consumer Discretionary
(Cost $136,307,060)		144,628,111

Consumer Staples		4.22%
Food & Staples Retailing		4.22%
Eurocash S.A. (Poland)	186,910	2,471,900
Tsuruha Holdings Inc. (Japan)	179,644	17,665,907
		20,137,807

Total Consumer Staples
(Cost $17,330,436)		20,137,807

Energy		3.85%
Energy Equipment & Services		3.85%
TGS Nopec Geophysical Co. ASA (Norway)	560,377	18,371,022

Total Energy
(Cost $15,789,984)		18,371,022

Financials		15.14%
Capital Markets		6.58%
Ashmore Group PLC (United Kingdom)	1,237,750	6,848,761
Azimut Holding S.p.A. (Italy)	480,371	17,140,271
CETIP SA - Mercados Organizados (Brazil)	616,994	7,439,822
		31,428,854

Diversified Financial Services		1.97%
IG Group Holdings PLC (United Kingdom)	897,995	9,394,193

Insurance		3.36%
Admiral Group PLC (United Kingdom)	673,587	$16,035,914

Thrifts & Mortgage Finance		3.23%
Home Capital Group Inc. (Canada)	382,656	15,455,080

Total Financials
(Cost $45,663,845)		72,314,041

Health Care		6.18%
Health Care Technology		2.15%
Advanced Computer Software Group PLC (United Kingdom)	5,100,410	10,288,742

Pharmaceuticals		4.03%
China Medical System Holdings Ltd. (China)	10,828,817	12,257,721
Sino Biopharmaceutical Ltd. (Hong Kong)	8,213,142	6,999,145
		19,256,866

Total Health Care
(Cost $23,710,389)		29,545,608

Industrials		30.32%
Commercial Services & Supplies		12.34%
Credit Corp. Group Ltd. (Australia)(1)	3,024,321	24,120,971
Mears Group PLC (United Kingdom)	2,121,167	18,512,427
Prestige International Inc. (Japan)(1)	1,609,100	16,322,509
		58,955,907

Construction & Engineering		10.51%
Cardno Ltd. (Australia)	3,986,848	26,621,383
Decmil Group Ltd. (Australia)	6,630,849	12,729,400
Kentz Corp. Ltd. (United Kingdom)	867,114	10,892,593
		50,243,376

Machinery		4.91%
Andritz AG (Austria)	253,268	15,650,649
Rotork PLC (United Kingdom)	176,801	7,802,081
		23,452,730

Trading Companies & Distributors		2.56%
Diploma PLC (United Kingdom)	1,022,694	12,233,182

Total Industrials
(Cost $106,828,939)		144,885,195

Information Technology		8.07%
Electronic Equipment & Instruments		1.17%
PAX Global Technology Ltd. (Hong Kong)**	10,992,129	5,597,745

IT Services		2.40%
KGInicis Co. Ltd. (South Korea)	715,829	11,465,907

Software		4.50%
Magic Software Enterprises Ltd. (Israel)	1,269,679	10,233,613
Totvs S.A. (Brazil)	727,417	11,278,329
		21,511,942

Total Information Technology
(Cost $37,477,526)		38,575,594

Total Common Stocks
(Cost $383,108,179)		468,457,378

MONEY MARKET MUTUAL FUNDS		1.86%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	8,900,366	8,900,366

Total Money Market Mutual Funds
(Cost $8,900,366)		8,900,366

Total Investments
(Cost $392,008,545)	99.91%	477,357,744

Other Assets in Excess of Liabilities	0.09%	430,055

Net Assets	100.00%	$477,787,799

Westcore International Small-Cap Fund
Country Breakdown as of March 31, 2014 (Unaudited)
Country	Market Value	%
United Kingdom	$103,987,410	21.76%
Hong Kong	92,489,594	19.35%
Australia	84,940,914	17.77%
Japan	33,988,416	7.12%
Canada	23,729,917	4.96%
Brazil	18,718,151	3.92%
Norway	18,371,022	3.85%
Italy	17,140,271	3.59%
Austria	15,650,649	3.28%
China	12,257,721	2.57%
South Korea	11,465,907	2.40%
Israel	10,233,613	2.14%
Germany	9,200,914	1.93%
United States	8,900,366	1.86%
Turkey	8,072,186	1.69%
South Africa	5,738,793	1.20%
Poland	2,471,900	0.52%
Total Investments	477,357,744	99.91%
Other Assets in Excess of Liabilities	430,055	0.09%
Net Assets	$477,787,799	100.00%

Please note the country breakdown is based on the company headquarters.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

(1)	Affiliated Security
**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
Contract	Contracted	Purchase/Sale	Expiration	Value On	Current	Appreciation/
Description	Amount	Contract	Date	Settlement Date	Value	(Depreciation)
GBP	4,930,679	Purchase	06/25/2014	$8,188,216	$8,214,762	$26,546
NOK	41,001,898	Sale	06/25/2014	6,826,243	6,824,582	1,661
NZD	6,373,027	Purchase	06/25/2014	5,455,502	5,491,724	36,222
PLN	7,513,782	Sale	06/25/2014	2,476,208	2,471,323	4,885
SGD	14,381,232	Purchase	06/25/2014	11,349,462	11,433,252	83,790
						$153,104

AUD	52,517,009	Sale	06/25/2014	$47,512,138	$48,416,100	$(903,962)
BRL	20,899,647	Sale	06/25/2014	8,732,929	9,002,062	(269,133)
CAD	26,516,507	Sale	06/25/2014	23,654,755	23,936,537	(281,782)
CHF	19,277,999	Purchase	06/25/2014	22,038,044	21,822,026	(216,018)
DKK	67,156,060	Purchase	06/25/2014	12,516,249	12,398,921	(117,328)
EUR	51,566,858	Purchase	06/25/2014	71,683,090	71,033,035	(650,055)
HKD	751,235,324	Sale	06/25/2014	96,815,475	96,882,197	(66,722)
ILS	19,198,220	Purchase	06/25/2014	5,539,509	5,501,143	(38,366)
JPY	8,484,602,004	Purchase	06/25/2014	83,642,653	82,240,609	(1,402,044)
KRW	12,884,922,000	Sale	06/25/2014	11,975,168	12,052,296	(77,128)
SEK	123,569,986	Purchase	06/25/2014	19,415,414	19,066,204	(349,210)
TRY	14,006,480	Sale	06/25/2014	6,102,802	6,382,396	(279,594)
ZAR	56,400,023	Sale	06/25/2014	5,165,042	5,284,764	(119,722)
						$(4,771,064)

WESTCORE FLEXIBLE INCOME FUND AS OF MARCH 31, 2014 (Unaudited)
	Shares	Market Value
CONVERTIBLE PREFERRED STOCKS		1.99%
Utilities		1.99%
Utilities		1.99%
AES Trust III,
6.750%, 10/15/2029	26,100	$1,333,710

Total Utilities
(Cost $1,140,080)		1,333,710

Total Convertible Preferred Stocks
(Cost $1,140,080)		1,333,710

NONCONVERTIBLE PREFERRED STOCKS		6.25%
Financials		6.25%
Real Estate Investment Trusts (REITs)		6.25%
Diversified (REITs)		1.22%
Cousins Properties Inc.,
7.500%	4,594	116,182
National Retail Properties Inc.,
6.625%	29,000	702,960
		819,142

Hotels (REITs)		0.71%
Hersha Hospitality Trust,
8.000%	18,600	474,300

Storage (REITs)		1.32%
Public Storage,
6.350%	35,150	886,132

Warehouse-Industrial (REITs)		3.00%
CenterPoint Properties Trust,
5.377%(1)(2)	3,015	2,009,497

Total Financials
(Cost $4,552,346)		4,189,071

Total Nonconvertible Preferred Stocks
(Cost $4,552,346)		4,189,071

	Principal Amount	Market Value
CORPORATE BONDS		86.23%
Financials		8.25%
Financial Services		0.54%
Emigrant Capital Trust II - 144A,
2.583%, 4/14/2034(2)(3)	500,000	365,000

Insurance		1.75%
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	1,000,000	1,173,031

Savings & Loans		0.90%
Washington Mutual Bank,
5.550%, 6/16/2010**(4)	2,000,000	602,500

Real Estate Investment Trusts (REITs)		5.06%
Healthcare (REITs)		2.45%
Omega Healthcare Investors Inc.,
6.750%, 10/15/2022	1,500,000	1,642,500

Timber (REITs)		2.61%
Potlatch Corp.,
7.500%, 11/1/2019	1,500,000	$1,747,500

Total Financials
(Cost $6,103,570)		5,530,531

Industrials		73.78%
Aerospace & Defense		2.06%
BE Aerospace Inc.,
6.875%, 10/1/2020	1,250,000	1,378,125

Airlines		1.66%
American Airlines 2013-2 Class A Pass Through Trust - 144A,
4.950%, 1/15/2023(3)	970,400	1,040,754
Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1, Class A-1, 7.200%, 1/2/2019(1)	32,829	34,225
Continental Airlines Inc.,
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 8/2/2018	35,639	37,688
		1,112,667

Autos		3.71%
Goodyear Tire & Rubber Co.,
8.750%, 8/15/2020	1,644,000	1,952,250
Tenneco Inc.,
7.750%, 8/15/2018	500,000	531,875
		2,484,125

Building Materials		3.83%
USG Corp. - 144A,
8.375%, 10/15/2018(3)	1,500,000	1,608,750
Vulcan Materials Co.,
7.000%, 6/15/2018	825,000	955,350
		2,564,100

Cable		1.80%
Virgin Media/Secured Finance PLC (United Kingdom),
5.250%, 1/15/2021	1,160,000	1,206,400

Chemicals		1.20%
Polymer Group Inc.,
7.750%, 2/1/2019	750,000	806,250

Commercial Services		1.30%
Iron Mountain Inc.,
8.375%, 8/15/2021	822,000	873,375

Consumer Products		2.01%
Jarden Corp.,
6.125%, 11/15/2022	1,250,000	1,350,000

Consumer Services		2.00%
Service Corp. International:
6.750%, 4/1/2016	500,000	546,250
7.000%, 5/15/2019	750,000	797,813
		1,344,063

Energy-Non Utility		15.80%
Denbury Resources Inc.,
6.375%, 8/15/2021	1,500,000	1,608,750
Enterprise Products Operating LLC,
Series B, 7.034%, 1/15/2068(2)	750,000	850,089
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.,
6.750%, 11/1/2020	1,750,000	1,903,125
Range Resources Corp.:
5.750%, 6/1/2021	1,000,000	$1,076,250
5.000%, 8/15/2022	1,000,000	1,025,000
Sabine Pass LNG LP,
7.500%, 11/30/2016	625,000	693,750
Tesoro Corp.:
9.750%, 6/1/2019	500,000	532,225
5.375%, 10/1/2022	1,500,000	1,550,625
Whiting Petroleum Corp.,
5.750%, 3/15/2021	1,250,000	1,346,875
		10,586,689

Healthcare		2.01%
DaVita Inc.,
6.625%, 11/1/2020	1,250,000	1,345,312

Leasing		0.95%
Aviation Capital Group Corp. - 144A,
6.750%, 4/6/2021(3)	575,000	639,466

Leisure		7.04%
Royal Caribbean Cruises Ltd. (Liberia),
5.250%, 11/15/2022	1,750,000	1,802,500
Speedway Motorsports Inc.,
6.750%, 2/1/2019	1,253,000	1,337,577
Vail Resorts Inc.,
6.500%, 5/1/2019	1,500,000	1,579,688
		4,719,765

Metals & Mining		4.81%
FMG Resources August 2006 Pty Ltd. - 144A (Australia),
8.250%, 11/1/2019(3)	1,000,000	1,103,750
Newmont Mining Corp.,
3.500%, 3/15/2022	500,000	454,429
Plains Exploration & Production Co.,
6.125%, 6/15/2019	1,500,000	1,663,125
		3,221,304

Other Industrials		3.75%
AmeriGas Finance LLC / AmeriGas Finance Corp.,
6.750%, 5/20/2020	1,500,000	1,631,250
Mueller Water Products Inc.,
8.750%, 9/1/2020	784,000	880,040
		2,511,290

Packaging & Containers		4.60%
Ball Corp.,
5.750%, 5/15/2021	1,275,000	1,367,437
Crown Americas LLC / Crown Americas Capital Corp. III,
6.250%, 2/1/2021	1,575,000	1,712,813
		3,080,250

Restaurants		1.47%
Darden Restaurants Inc.,
4.500%, 10/15/2021	1,000,000	988,818

Retail		2.14%
Limited Brands Inc.,
7.000%, 5/1/2020	1,250,000	1,431,250
Winn-Dixie Stores Inc.,
Series Escrow Units, 4/1/2008**(1)(4)(5)	2,150,000	0
		1,431,250

Technology		1.58%
Amkor Technology Inc.:
7.375%, 5/1/2018	500,000	523,750
6.625%, 6/1/2021	500,000	536,250
		1,060,000

Telecomm & Related		5.93%
Frontier Communications Corp.,
8.500%, 4/15/2020	1,750,000	$2,043,125
Tuckahoe Credit Lease Trust - 144A,
9.310%, 10/20/2025(1)(3)	1,712,039	1,932,892
		3,976,017

Textiles, Apparel & Luxury Goods		2.05%
Hanesbrands Inc.,
6.375%, 12/15/2020	1,250,000	1,371,875

Transportation		2.08%
Gulfmark Offshore Inc.,
6.375%, 3/15/2022	1,340,000	1,393,600

Total Industrials
(Cost $46,316,824)		49,444,741

Utilities		4.20%
Utilities		4.20%
Calpine Corp Escrow,
8.750%, 7/15/2013**(1)(4)	200,000	0
Calpine Corp. - 144A,
7.500%, 2/15/2021(3)	1,562,000	1,714,295
NRG Energy Inc.,
7.875%, 5/15/2021	1,000,000	1,105,000
		2,819,295

Total Utilities
(Cost $2,710,726)		2,819,295

Total Corporate Bonds
(Cost $55,131,120)		57,794,567

COMMERCIAL MORTGAGE-BACKED SECURITIES & RESIDENTIAL MORTGAGE-BACKED SECURITIES		2.69%
Commercial Mortgage-Backed Securities		2.69%
Advertising		2.69%
Adams Outdoor Advertising LP - 144A,
10.756%, 12/20/2017(3)	700,000	772,948
GTP Towers Issuer LLC - 144A,
8.112%, 2/15/2015(3)	1,000,000	1,029,240
		1,802,188

Total Commercial Mortgage-Backed Securities
(Cost $1,700,000)		1,802,188

Total Commercial Mortgage-Backed Securities & Residential Mortgage-Backed Securities
(Cost $1,700,000)		1,802,188

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		1.59%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	1,063,352	1,063,352

Total Money Market Mutual Funds
(Cost $1,063,352)		1,063,352

Total Investments
(Cost $63,586,898)	98.75%	66,182,888

Other Assets in Excess of Liabilities	1.25%	836,214

Net Assets	100.00%	$67,019,102

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

(1)	This security has been valued in good faith by management under the direction of the Board of Trustees. As of March 31, 2014 these securities represented 5.93% of the Fund's net assets.
(2)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3)

This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Adams Outdoor Advertising LP	10.756%	12/20/2017	12/3/2010	$700,000	$772,948	1.15%
American Airlines 2013-2 Class A Pass Through Trust	4.950%	1/15/2023	7/24/2013 - 7/26/2013	971,029	1,040,754	1.55%	^
Aviation Capital Group Corp.	6.750%	4/6/2021	12/7/2011	552,637	639,466	0.95%	^
Calpine Corp.	7.500%	2/15/2021	10/18/2010 - 2/2/2012	1,596,594	1,714,295	2.56%	^
Emigrant Capital Trust II	2.583%	4/14/2034	8/11/2004	498,117	365,000	0.54%
FMG Resources August 2006 Pty Ltd.	8.250%	11/1/2019	10/18/2013 - 3/20/2014	1,095,691	1,103,750	1.65%	^
GTP Towers Issuer LLC	8.112%	2/15/2015	2/11/2010	1,000,000	1,029,240	1.54%
Tuckahoe Credit Lease Trust	9.310%	10/20/2025	12/11/2009	1,532,361	1,932,892	2.88%
USG Corp.	8.375%	10/15/2018	11/9/2010 - 10/25/2011	1,462,204	1,608,750	2.40%	^
				$9,408,633	$10,207,095	15.22%

^	144A securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 9.11% of the Fund's net assets as of March 31, 2014.

(4)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(5)

Security in default on interest payments.  The issuer defaulted on the maturity payment, pending the outcome of bankruptcy filing.  Security deemed to be liquid under procedures approved by the Fund's Board of Trustees.

WESTCORE PLUS BOND FUND AS OF MARCH 31, 2014 (Unaudited)
	Shares	Market Value
NONCONVERTIBLE PREFERRED STOCKS		0.31%
Financials		0.26%
Financial Services		0.07%
First Tennessee Bank - 144A,
3.750%(1)(2)	1,500	$1,050,469

Real Estate Investment Trusts (REITs)		0.19%
Apartments (REITs)		0.01%
Cousins Properties Inc.,
7.500%	2,700	68,283

Warehouse-Industrial (REITs)		0.18%
CenterPoint Properties Trust,
5.400%(1)(3)	3,900	2,599,350

Total Financials
(Cost $5,401,577)		3,718,102

Utilities		0.05%
Utilities		0.05%
Southern California Edison,
5.070%(1)	7,638	777,405

Total Utilities
(Cost $763,800)		777,405

Total Nonconvertible Preferred Stocks
(Cost $6,165,377)		4,495,507

	Principal Amount	Market Value
CORPORATE BONDS		49.01%
Financials		16.98%
Financial Services		10.03%
American Express Credit Corp.,
2.800%, 9/19/2016	13,800,000	14,401,970
Bank of America Corp.,
5.000%, 5/13/2021	5,950,000	6,571,352
BB&T Corp.,
6.850%, 4/30/2019	4,150,000	5,022,944
Capital One Financial Corp.,
4.750%, 7/15/2021	6,700,000	7,352,493
Citigroup Inc.,
5.375%, 8/9/2020	5,475,000	6,170,933
City National Corp.,
5.250%, 9/15/2020	16,475,000	18,403,580
Emigrant Capital Trust II - 144A,
2.583%, 4/14/2034(1)(2)	850,000	620,500
First Empire Capital Trust,
8.277%, 6/1/2027	25,000	25,560
First Horizon National Corp.,
5.375%, 12/15/2015	12,525,000	13,331,735
FMR Corp. - 144A,
7.490%, 6/15/2019(2)	5,000,000	6,026,365
General Electric Capital Corp.,
2.300%, 4/27/2017	13,950,000	14,377,149
JPMorgan Chase & Co.,
4.400%, 7/22/2020	7,150,000	7,720,713
PNC Funding Corp.:
4.250%, 9/15/2015	6,845,000	7,188,516
4.375%, 8/11/2020	7,525,000	8,160,253
The Toronto-Dominion Bank (Canada):
2.500%, 7/14/2016	4,625,000	4,803,252
1.400%, 4/30/2018	7,825,000	7,699,503
Union Bank of California,
5.950%, 5/11/2016	3,100,000	3,415,388
Wachovia Corp.,
5.625%, 10/15/2016	14,250,000	$15,822,046
		147,114,252

Insurance		1.14%
Berkshire Hathaway Finance Corp.,
1.600%, 5/15/2017	5,325,000	5,395,103
PartnerRe Finance B LLC,
5.500%, 6/1/2020	9,700,000	10,834,696
Prudential Financial,
Series MTNB, 4.346%, 5/12/2015(1)	280,442	284,172
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	200,000	234,606
		16,748,577

Savings & Loans		0.10%
Washington Mutual Bank,
2.969%, 6/16/2010**(4)	5,000,000	1,506,250

Real Estate Investment Trusts (REITs)		5.71%
Cell Tower (REITs)		0.27%
American Tower Corp.,
5.900%, 11/1/2021	3,575,000	4,015,740

Diversified (REITs)		1.14%
Washington REIT:
4.950%, 10/1/2020	13,825,000	14,724,247
3.950%, 10/15/2022	2,025,000	1,980,799
		16,705,046

Healthcare (REITs)		1.55%
Omega Healthcare Investors Inc.,
6.750%, 10/15/2022	10,420,000	11,409,900
Ventas Realty LP / Ventas Capital Corp.,
4.750%, 6/1/2021	10,500,000	11,334,572
		22,744,472

Hotels (REITs)		0.42%
Host Hotels & Resorts LP,
6.000%, 11/1/2020	5,575,000	6,118,797

Regional Malls (REITs)		0.88%
Simon Property Group LP:
7.375%, 6/15/2018	2,868,000	3,453,795
4.375%, 3/1/2021	8,775,000	9,560,871
		13,014,666

Shopping Centers (REITs)		0.04%
Weingarten Realty Investors,
6.640%, 7/15/2026	545,000	605,759

Timber (REITs)		1.41%
Plum Creek Timberland,
5.875%, 11/15/2015	2,400,000	2,568,998
Potlatch Corp.,
7.500%, 11/1/2019	15,521,000	18,081,965
		20,650,963

Total Financials
(Cost $240,972,406)		249,224,522

Industrials		26.33%
Airlines		0.74%
American Airlines 2013-2 Class A Pass Through Trust,
4.950%, 1/15/2023(2)	10,067,904	10,797,827

Autos		0.86%
BMW US Capital Inc. - 144A,
5.730%, 5/1/2015(2)(3)	12,000,000	12,622,440

Building Materials		0.61%
USG Corp. - 144A,
8.375%, 10/15/2018(2)	8,400,000	$9,009,000

Cable & Media		1.69%
CBS Corp.,
8.875%, 5/15/2019	8,875,000	11,393,912
Time Warner Inc.,
9.150%, 2/1/2023	2,410,000	3,293,366
Virgin Media/Secured Finance PLC (United Kingdom),
5.250%, 1/15/2021	9,735,000	10,124,400
		24,811,678

Chemicals		0.24%
The Dow Chemical Co.,
8.550%, 5/15/2019	2,700,000	3,461,913

Energy-Non Utility		6.19%
Apache Corp.,
5.100%, 9/1/2040	5,550,000	5,900,138
Burlington Resources Inc.,
6.875%, 2/15/2026	1,000,000	1,191,245
Devon Energy Corp.,
3.250%, 5/15/2022	11,500,000	11,348,062
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.,
6.750%, 11/1/2020	6,820,000	7,416,750
Range Resources Corp.,
5.750%, 6/1/2021	15,450,000	16,628,062
Sabine Pass LNG LP,
7.500%, 11/30/2016	4,185,000	4,645,350
Southwestern Energy Co.,
7.500%, 2/1/2018	5,520,000	6,554,597
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	75,000	91,779
7.000%, 10/15/2028	9,775,000	12,029,076
8.375%, 6/15/2032	2,600,000	3,481,421
Tesoro Corp.,
5.375%, 10/1/2022	7,405,000	7,654,919
Transcontinental Gas Pipe Line,
6.400%, 4/15/2016	5,725,000	6,314,956
Whiting Petroleum Corp.,
5.750%, 3/15/2021	7,000,000	7,542,500
		90,798,855

Food & Beverages		2.53%
Anheuser-Busch InBev Worldwide Inc. (Belgium),
7.750%, 1/15/2019	11,550,000	14,326,077
The Coca-Cola Co.,
1.500%, 11/15/2015	6,000,000	6,096,372
PepsiCo Inc.,
2.500%, 5/10/2016	15,000,000	15,546,225
WM Wrigley Jr. Co.,
4.650%, 7/15/2015	1,125,000	1,177,198
		37,145,872

Leisure		1.31%
Royal Caribbean Cruises Ltd.,
5.250%, 11/15/2022	8,425,000	8,677,750
Starwood Hotels & Resorts Worldwide Inc.,
6.750%, 5/15/2018	9,170,000	10,619,089
		19,296,839

Metals & Mining		0.68%
BHP Billiton Finance USA Ltd. (Australia),
6.500%, 4/1/2019	5,025,000	6,041,723
Newmont Mining Corp.,
3.500%, 3/15/2022	4,325,000	3,930,815
Sweetwater Investors LLC - 144A,
5.875%, 5/15/2014(2)	47,068	46,999
		10,019,537

Other Industrials		0.59%
AmeriGas Finance LLC / AmeriGas Finance Corp.,
6.750%, 5/20/2020	7,975,000	$8,672,812

Packaging & Containers		1.00%
Ball Corp.,
5.750%, 5/15/2021	7,625,000	8,177,813
Crown Americas LLC / Crown Americas Capital Corp. III,
6.250%, 2/1/2021	6,000,000	6,525,000
		14,702,813

Paper & Forestry		0.62%
West Fraser Timber Co. Ltd. - 144A (Canada),
5.200%, 10/15/2014(2)	8,825,000	9,032,838

Restaurants		0.74%
Darden Restaurants Inc.,
4.500%, 10/15/2021	10,950,000	10,827,557

Retail		3.31%
Costco Wholesale Corp.,
1.700%, 12/15/2019	13,975,000	13,529,337
Kohl's Corp.,
3.250%, 2/1/2023	11,650,000	10,858,557
Limited Brands Inc.,
7.000%, 5/1/2020	5,875,000	6,726,875
Wal-Mart Stores Inc.,
7.550%, 2/15/2030	12,400,000	17,441,121
		48,555,890

Technology		0.56%
International Business Machines Corp.,
2.000%, 1/5/2016	8,000,000	8,209,304

Telecomm & Related		2.98%
America Movil SAB de CV (Mexico),
5.000%, 10/16/2019	6,975,000	7,742,250
AT&T, Inc.:
2.375%, 11/27/2018	7,300,000	7,346,428
Series WI, 5.350%, 9/1/2040	3,450,000	3,538,216
Frontier Communications Corp.,
8.500%, 4/15/2020	7,400,000	8,639,500
Tuckahoe Credit Lease Trust - 144A,
9.310%, 10/20/2025(2)(3)	4,375,210	4,939,612
Verizon Communications, Inc.,
5.150%, 9/15/2023	10,475,000	11,486,215
		43,692,221

Textiles, Apparel & Luxury Goods		0.40%
Hanesbrands Inc.,
6.375%, 12/15/2020	5,400,000	5,926,500

Tobacco		0.50%
Philip Morris International, Inc.,
2.625%, 3/6/2023	7,825,000	7,328,246

Transportation		0.78%
Burlington Northern Santa Fe Corp.:
5.750%, 3/15/2018	3,325,000	3,786,766
4.575%, 1/15/2021(3)	740,526	797,917
6.150%, 5/1/2037	4,325,000	5,187,915
CSX Transportation Inc.,
9.750%, 6/15/2020	1,250,000	1,691,914
		11,464,512

Total Industrials
(Cost $369,651,415)		386,376,654

Utilities		5.70%
Utilities		5.70%
Calpine Corp. - 144A,
7.500%, 2/15/2021(2)	6,524,000	$7,160,090
Commonwealth Edison Co.,
Series 104, 5.950%, 8/15/2016	7,375,000	8,213,538
Consumers Energy Co.,
Series B, 6.875%, 3/1/2018	1,564,000	1,834,614
Duke Energy Carolinas LLC:
Series C, 7.000%, 11/15/2018	4,285,000	5,185,201
3.900%, 6/15/2021	4,275,000	4,574,511
FPL Group Capital Inc.:
2.600%, 9/1/2015	3,200,000	3,278,320
6.350%, 10/1/2066(1)	2,900,000	2,850,863
Georgia Power Co.,
Series 07-A, 5.650%, 3/1/2037	850,000	974,086
Nevada Power Co.:
Series M, 5.950%, 3/15/2016	3,287,000	3,614,468
Series R, 6.750%, 7/1/2037	2,850,000	3,752,840
NRG Energy Inc.,
7.875%, 5/15/2021	3,675,000	4,060,875
Oncor Electric Delivery Co. LLC,
7.000%, 9/1/2022	13,178,000	16,406,768
Public Service Co. of Oklahoma,
6.150%, 8/1/2016	3,075,000	3,398,496
San Diego Gas & Electric Co.,
6.000%, 6/1/2026	3,550,000	4,344,550
Tenaska Alabama II Partners LP - 144A,
6.125%, 3/30/2023(2)	198,178	218,459
Tenaska Virginia Partners LP - 144A,
6.119%, 3/30/2024(2)	179,203	198,411
Westar Energy Inc.,
8.625%, 12/1/2018	9,950,000	12,640,311
WPD Holdings Inc - 144A (United Kingdom),
7.250%, 12/15/2017(2)	875,000	978,263
		83,684,664

Total Utilities
(Cost $75,598,596)		83,684,664

Total Corporate Bonds
(Cost $686,222,417)		719,285,840

MUNICIPAL BONDS		1.31%
Washington		1.31%
Washington State Convention Center Public Facilities District,
6.790%, 7/1/2040	2,725,000	3,085,272

Washington State Build America Bonds:
Series FUEL SALES TAX REVENUE, 5.090%, 8/1/2033	5,900,000	6,547,230
Series AD VALOREM PROPERTY TAX, 5.481%, 8/1/2039	8,400,000	9,696,624
		16,243,854

Total Municipal Bonds
(Cost $19,282,572)		19,329,126

ASSET-BACKED SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES, RESIDENTIAL MORTGAGE-BACKED SECURITIES & AGENCY MORTGAGE-BACKED SECURITIES		33.99%
Asset-Backed Securities		2.73%
Aircraft Lease Securitisation Ltd. - 144A,
Series 2007-1A, Class G3, 0.459%, 5/10/2032(1)(2)	4,602,750	$4,453,161
Centerpoint Energy Transition Bond Co. III LLC,
Series 2008-A, Class A1, 4.192%, 2/1/2020	1,954,277	2,052,192
Honda Auto Receivables Owner Trust,
Series 2012-2, Class A4, 0.910%, 6/15/2015	4,200,000	4,224,133
John Deere Owner Trust,
Series 2011-A, Class A4, 1.960%, 4/16/2018	5,252,523	5,270,755
Marriott Vacation Club Owner Trust - 144A,
Series 2010-1A, Class A, 3.540%, 10/20/2032(2)	3,599,941	3,709,782
Toyota Auto Receivables Owner Trust:
Series 2012-A, Class A3, 0.750%, 2/16/2016	7,027,952	7,042,282
Series 2012-A, Class A4, 0.990%, 8/15/2017	5,000,000	5,032,725
World Financial Network Credit Card Master Trust,
Series 2011-A, Class A, 1.680%, 8/15/2018	8,250,000	8,295,037

Total Asset-Backed Securities
(Cost $39,643,091)		40,080,067

Commercial Mortgage-Backed Securities		3.60%
Adams Outdoor Advertising LP - 144A:
5.438%, 12/20/2017(2)	7,581,281	8,199,754
10.756%, 12/20/2017(2)	6,300,000	6,956,530
Crown Castle Towers LLC - 144A:
5.495%, 1/15/2017(2)	4,500,000	4,868,496
6.113%, 1/15/2020(2)	8,975,000	10,303,336
4.883%, 8/15/2020(2)	5,900,000	6,407,860
GTP Towers Issuer LLC - 144A,
8.112%, 2/15/2015(2)	15,000,000	15,438,600
SBA Tower Trust - 144A,
4.254%, 4/15/2015(2)	550,000	568,693

Total Commercial Mortgage-Backed Securities
(Cost $48,806,281)		52,743,269

Residential Mortgage-Backed Securities		2.29%
Banc of America Funding Trust:
Class 2A4, 5.500%, 8/1/2035	600,703	597,371
Series 2005-4, Class 1A4, 5.500%, 8/1/2035	292,712	294,023
Banc of America Mortgage Securities Inc.:
Series 2003-G, Class 2A1, 3.108%, 8/25/2033(1)	4,405,264	4,467,259
Series 2005-2, Class 1A12, 5.500%, 3/25/2035	27,973	27,954
Series 2005-8, Class A14, 5.500%, 9/25/2035	639,742	$217,426
Banc of America Mortgage Trust,
Series 2003-E, Class 3A1, 2.862%, 6/25/2033(1)	3,375,683	3,362,487
Bear Stearns Co.,
Series 2003-AC4, Class A, 5.500%, 9/25/2033(5)	5,315,861	5,521,936
Countrywide Asset-Backed Certificates,
Series 2005-1, Class AF6, 5.030%, 7/25/2035(1)	3,731,149	3,817,450
RAMP Series Trust,
Series 2006-EFC2, Class A3, 0.314%, 12/25/2036(1)	4,526,434	4,207,782
CHL Mortgage Pass-Through Trust 2004-HYB2,
Series 2004-HYB2, Class 5A, 2.626%, 7/20/2034(1)	5,096,850	4,991,895
JP Morgan Mortgage Trust 2013-2 - 144A,
Series 2013-2, Class A2, 3.500%, 12/25/2030(2)	6,210,147	6,116,548
		11,108,443

Total Residential Mortgage-Backed Securities
(Cost $33,869,595)		33,622,131

Agency Mortgage-Backed Securities		25.37%
FHLMC:
Pool #781958, 5.101%, 9/1/2034(1)	253,567	259,293
Gold Pool #G08061, 5.500%, 6/1/2035	266,818	295,553
Gold Pool #G08079, 5.000%, 9/1/2035	3,469,790	3,780,024
Gold Pool #G01960, 5.000%, 12/1/2035	1,045,711	1,139,083
Gold Pool #A41748, 5.000%, 1/1/2036	1,380,507	1,503,880
Gold Pool #A42128, 5.500%, 1/1/2036	1,126,012	1,242,415
Gold Pool #G02064, 5.000%, 2/1/2036	1,690,786	1,842,545
Gold Pool #G05200, 5.000%, 5/1/2036	5,147,347	5,607,643
Gold Pool #G02252, 5.500%, 7/1/2036	3,375,070	3,716,641
Gold Pool #G02386, 6.000%, 11/1/2036	2,407,879	2,679,232
Pool #1G1317, 5.912%, 11/1/2036(1)	1,462,484	1,535,284
Gold Pool #G03189, 6.500%, 9/1/2037	4,645,475	5,212,251
Pool #A86876, 5.000%, 6/1/2039	4,929,502	5,370,998
Gold Pool #A91161, 4.500%, 2/1/2040	5,997,380	6,406,569
Pool #A92533, 4.500%, 6/1/2040	6,584,165	7,034,726
Pool #A93505, 4.500%, 8/1/2040	8,569,455	9,156,317
Pool #A97047, 4.500%, 2/1/2041	6,720,872	7,180,842
Pool #A97620, 4.500%, 3/1/2041	12,187,393	13,015,550
Gold Pool #Q05168, 4.000%, 12/1/2041	20,194,878	21,002,633
Gold Pool #Q05601, 4.000%, 1/10/2042	11,699,983	12,170,288
Gold Pool #C03789, 4.000%, 3/1/2042	10,516,631	$10,936,991
FNMA:
Pool #932361, 4.000%, 1/1/2025	6,522,196	6,921,856
Pool #AC8938, 4.500%, 1/1/2025	8,940,283	9,496,735
Pool #AD4268, 4.500%, 3/1/2025	5,462,945	5,880,199
Pool #AL2840, 2.500%, 11/1/2027	14,269,743	14,277,492
Pool #AB4853, 3.000%, 4/1/2032	21,158,475	21,134,418
Pool #MA1201, 3.500%, 10/1/2032	20,773,354	21,415,437
Pool #725705, 5.000%, 8/1/2034	520,361	569,367
Pool #735288, 5.000%, 3/1/2035	2,859,561	3,127,373
Pool #255706, 5.500%, 5/1/2035	2,824,803	3,142,132
Pool #735897, 5.500%, 10/1/2035	2,166,387	2,406,894
Pool #850582, 5.500%, 1/1/2036	813,037	901,898
Pool #745275, 5.000%, 2/1/2036	3,088,979	3,373,721
Pool #845471, 5.000%, 5/1/2036	663,225	708,663
Pool #888016, 5.500%, 5/1/2036	3,597,826	3,997,026
Pool #190377, 5.000%, 11/1/2036	2,743,786	2,995,529
Pool #256526, 6.000%, 12/1/2036	3,098,147	3,359,333
Pool #888405, 5.000%, 12/1/2036	609,137	664,723
Pool #907772, 6.000%, 12/1/2036	743,713	806,019
Pool #910881, 5.000%, 2/1/2037	2,364,064	2,525,756
Pool #889108, 6.000%, 2/1/2038	2,500,747	2,786,480
Pool #889579, 6.000%, 5/1/2038	4,212,818	4,696,483
Pool #995838, 5.500%, 5/1/2039	3,347,116	3,695,049
Pool #AE0395, 4.500%, 10/1/2040	13,178,082	14,093,247
Pool #AE0949, 4.000%, 2/1/2041	24,237,420	25,226,937
Pool #AJ1407, 4.000%, 9/1/2041	10,184,683	10,603,314
Pool #AL2625, 3.500%, 10/1/2042	14,549,740	14,653,378
Pool # MA1273, 3.500%, 12/1/2042	14,542,285	14,667,363
GNMA,
Pool #550656, 5.000%, 9/15/2035	450,806	493,714
Fannie Mae Pool:
Series 2009-, 4.500%, 2/1/2039(6)	17,804,726	19,016,480
Series 2013-, 3.500%, 7/1/2043	22,095,003	22,269,576
Series 2013-, 4.500%, 12/1/2043	8,158,229	8,722,060
		50,008,116

Ginnie Mae II pool,
Pool #G24496, 5.000%, 7/20/2039	2,447,271	$2,672,697

Total Agency Mortgage-Backed Securities
(Cost $370,493,003)		372,390,107

Total Asset-Backed Securities, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities & Agency Mortgage-Backed Securities
(Cost $492,811,970)		498,835,574

U.S. GOVERNMENT & AGENCY OBLIGATIONS		0.00%(7)
FNMA,
8.200%, 3/10/2016	55,000	63,195

Total U.S. Government & Agency Obligations
(Cost $53,848)		63,195

U.S. TREASURY BONDS & NOTES		15.41%
U.S. Treasury Bond:
2.750%, 2/15/2019	10,570,000	11,102,633
3.375%, 11/15/2019	15,785,000	17,028,684
2.625%, 8/15/2020	6,875,000	7,072,924
3.125%, 5/15/2021	1,055,000	1,111,583
2.000%, 11/15/2021	10,000,000	9,705,470
5.000%, 5/15/2037	10,500,000	13,187,349
2.625%, 4/30/2016	11,720,000	12,246,029
1.625%, 8/15/2022	2,130,000	1,981,066
6.750%, 8/15/2026	11,000,000	15,406,875
5.375%, 2/15/2031	20,165,000	25,789,140
4.375%, 2/15/2038	15,100,000	17,406,283
4.375%, 11/15/2039	15,000,000	17,315,625
4.750%, 2/15/2041	16,200,000	19,822,223
U.S. Treasury Note:
0.250%, 2/15/2015	4,150,000	4,154,540
1.500%, 6/30/2016	17,400,000	17,768,393
1.000%, 8/31/2016(8)	24,340,000	24,560,569
1.375%, 9/30/2018	10,580,000	10,489,488
		226,148,874
Total U.S. Treasury Bonds & Notes
(Cost $220,045,098)		226,148,874

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		0.45%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	6,581,416	6,581,416

Total Money Market Mutual Funds
(Cost $6,581,416)		6,581,416

Total Investments
(Cost $1,431,162,698)	100.48%	1,474,739,532

Liabilities in Excess of Other Assets	(0.48%)	(7,102,294)

Net Assets	100.00%	$1,467,637,238

See Notes to Quarterly Statements of Investments.

(1)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(2)

This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Adams Outdoor Advertising LP	5.438%	12/20/2017	12/3/2010	$7,581,280	$8,199,754	0.56%
Adams Outdoor Advertising LP	10.756%	12/20/2017	12/3/2010	6,300,000	6,956,530	0.47%
American Airlines 2013-2 Class A Pass Through Trust	4.950%	1/15/2023	7/31/2013-1/28/2014	10,320,704	10,797,827	0.74%	^
Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3	0.459%	5/10/2032	4/26/2012	4,362,104	4,453,161	0.30%	^
BMW US Capital Inc.	5.730%	5/1/2015	10/16/2007	12,000,000	12,622,440	0.86%
Calpine Corp.	7.500%	2/15/2021	10/18/2010-10/19/2010	6,532,267	7,160,090	0.49%	^
Crown Castle Towers LLC	5.495%	1/15/2017	1/8/2010	4,500,000	4,868,496	0.33%	^
Crown Castle Towers LLC	6.113%	1/15/2020	1/8/2010	8,975,000	10,303,336	0.70%	^
Crown Castle Towers LLC	4.883%	8/15/2020	7/29/2010	5,900,000	6,407,860	0.44%	^
Emigrant Capital Trust II	2.583%	4/14/2034	8/11/2004	846,799	620,500	0.04%
First Tennessee Bank	3.750%	-	3/16/2005	1,500,000	1,050,469	0.07%
FMR Corp.	7.490%	6/15/2019	3/6/2007	5,461,269	6,026,365	0.41%	^
GTP Towers Issuer LLC	8.112%	2/15/2015	2/11/2010	15,000,000	15,438,600	1.05%
JP Morgan Mortgage Trust 2013-2	3.500%	5/25/2043	6/13/2013	6,272,491	6,116,548	0.42%	^
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A	3.540%	10/20/2032	11/5/2010	3,599,569	3,709,782	0.25%	^
SBA Towers Trust	4.254%	4/15/2015	4/8/2010	550,000	568,693	0.04%	^
Sweetwater Investors LLC	5.875%	5/15/2014	5/31/2005 - 12/15/2005	47,076	46,999	0.00%
Tenaska Alabama II Partners LP	6.125%	3/30/2023	10/9/2003 - 9/4/2009	199,668	218,459	0.01%	^
Tenaska Virginia Partners LP	6.119%	3/30/2024	4/29/2004 - 1/19/2005	179,137	198,411	0.01%	^
Tuckahoe Credit Lease Trust	9.310%	10/20/2025	12/11/2009	3,916,033	4,939,612	0.34%
USG Corp.	8.375%	10/15/2018	11/8/2010 - 11/9/2010	8,469,267	9,009,000	0.61%	^
West Fraser Timber Co. Ltd.	5.200%	10/15/2014	6/12/2006 - 8/3/2009	8,685,080	9,032,838	0.62%	^
WPD Holdings Inc (United Kingdom)	7.250%	12/15/2017	10/15/2003 - 6/30/2006	865,033	978,263	0.07%	^
				$122,062,777	$129,724,033	8.83%

^	144A securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 5.44% of the Fund's net assets as of March 31, 2014.
(3)	This security has been valued in good faith by management under the direction of the Board of Trustees. As of March 31, 2014 these securities represented 1.43% of the Fund's net assets.
(4)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(5)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2014.
(6)	When - Issued Security.
(7)	Less than 0.005%
(8)	This security is segregated to cover the purchase price of when-issued/forward commitment securities held as of March 31, 2014

WESTCORE COLORADO TAX-EXEMPT FUND AS OF MARCH 31, 2014 (Unaudited)
	Principal Amount	Market Value
CERTIFICATES OF PARTICIPATION		16.33%
Auraria Higher Education Center,
6.000%, 5/1/2024, Optional 11/1/2019 @ 100.00	499,000	$546,869
City of Aurora:
5.000%, 12/1/2026, Optional 12/1/2019 @ 100.00	1,000,000	1,088,160
5.000%, 12/1/2030, Optional 12/1/2019 @ 100.00	875,000	937,659
City of Westminster Co.,
4.000%, 12/1/2024, Optional 12/1/2023 @ 100.00	1,215,000	1,273,539
Colorado State Higher Education Capital Construction Lease Purchase Program:
5.250%, 11/1/2023, Optional 11/1/2018 @ 100.00	1,000,000	1,134,910
5.000%, 11/1/2025	1,000,000	1,123,500
Colorado State, University of Colorado at Denver Health Sciences Center Fitzsimons Academic:
5.000%, 11/1/2018, Prerefunded 11/01/15 @ 100.00, NATL-RE	700,000	752,899
4.500%, 11/1/2022	550,000	613,739
Denver City & County, Denver Botanic Gardens,
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	625,000	681,456
Douglas & Elbert Counties School District Re-1:
5.000%, 1/15/2025, Optional 1/15/2019 @ 100.00	1,000,000	1,070,040
5.000%, 1/15/2029, Optional 1/15/2023 @ 100.00	705,000	778,165
Eagle County, Justice Center Project,
5.250%, 12/1/2023, Optional 12/1/2018 @ 100.00	500,000	545,395
El Paso County School District No. 49 Falcon,
5.000%, 12/15/2028, Optional 12/15/17 @ 100.00	800,000	846,392
Garfield County Public Library District,
5.000%, 12/1/2024, Optional 12/1/2019 @ 100.00	675,000	715,520
Pueblo Co., Police Complex Project,
5.500%, 8/15/2018, AGM	500,000	573,040
Regional Transportation District:
4.500%, 6/1/2019, Prerefunded 6/1/2015 @ 100.00, AMBAC	620,000	651,273
5.000%, 6/1/2020	1,200,000	1,358,556
5.000%, 12/1/2022, Optional 12/1/2017 @ 100.00, AMBAC	1,000,000	1,076,370
State of Colorado, Building Excellent Schools Today,
5.000%, 3/15/2024, Optional 3/15/2021 @ 100.00	1,000,000	1,127,280

Rangeview Library District,
5.000%, 12/15/2022, Optional 12/15/2018 @ 100.00	1,815,000	$1,992,979
Town of Parker Co.,
5.000%, 11/1/2030, Optional 11/15/2023 @100.00(1)	1,150,000	1,270,589

Total Certificates of Participation
(Cost $19,800,361)		$20,158,330

GENERAL OBLIGATION BONDS		19.41%
County-City-Special District-School District		19.41%
Adams 12 Five Star Schools,
zero coupon, 12/15/2024, Optional 12/15/2016 @ 67.784, FGIC	2,385,000	1,519,865
Arapahoe County School District No. 1 Englewood:
5.000%, 12/1/2028, Optional 12/1/2021 @ 100.00	975,000	1,102,559
5.000%, 12/1/2029, Optional 12/1/2021 @ 100.00	2,440,000	2,743,268
Boulder Larimer & Weld Counties St. Vrain Valley School District Re-1J,
5.000%, 12/15/2026, Optional 12/15/2016 @ 100.00	1,000,000	1,102,330
City & County of Denver Justice System,
5.000%, 8/1/2025, Optional 8/1/2018 @ 100.00	750,000	836,542
Denver City & County School District No. 1,
5.500%, 12/1/2022, FGIC	500,000	609,185
Douglas & Elbert Counties School District Re-1,
zero coupon, 12/15/2022	1,660,000	1,301,075
Eagle, Garfield & Routt Counties School District Re-50J,
5.000%, 12/1/2026, Prefunded 12/01/16 @ 100, AGM	2,500,000	2,793,475
Garfield County, Garfield School District Re-2:
5.000%, 12/1/2024, Prerefunded 12/1/2016 @ 100.00, AGM	800,000	893,912
4.750%, 12/1/2025, Optional 12/1/2016 @ 100.00, AGM	1,000,000	1,049,640
5.000%, 12/1/2027, Prerefunded 12/1/2016 @ 100.00, AGM	250,000	279,348
Garfield, Pitkin & Eagle Counties Roaring Fork School District Re-1:
5.000%, 12/15/2023, Optional 12/15/2021 @ 100.00	1,500,000	1,700,415
5.000%, 12/15/2024, Optional 12/15/2021 @ 100.00	1,500,000	1,720,380
Ignacio School District No. 11JT:
5.250%, 12/1/2024, Optional 12/1/2021 @ 100.00	500,000	583,545
5.000%, 12/1/2029, Optional 12/1/2021 @ 100.00	1,000,000	1,113,490
Jefferson County School District R-1,
5.250%, 12/15/2025, Prerefunded 12/15/2016 @ 100.00, AGM	500,000	$562,890
La Plata County School District No. 9-R Durango:
4.500%, 11/1/2023, Optional 11/1/2021 @ 100.00	1,000,000	1,115,330
5.000%, 11/1/2024, Optional 11/1/2021 @ 100.00	1,000,000	1,148,520
Moffat County School District Re-1 Craig,
5.250%, 12/1/2026, Optional 12/1/2017 @ 100.00, AGM	1,030,000	1,147,585
Rio Blanco County School District Re-1 Meeker,
5.250%, 12/1/2022, Optional 12/1/2018 @ 100.00	575,000	630,861

Total General Obligation Bonds
(Cost $23,523,559)		$23,954,215

GENERAL OBLIGATION UNLTD		4.48%
Development		0.66%
Central Platte Valley Metropolitan District,
5.500%, 12/1/2029, Optional 12/1/2023 @100.00	750,000	813,083

Facilities		2.87%
Clear Creek Metropolitan Recreation District,
2.500%, 12/1/2017	1,430,000	1,490,103
Tallyns Reach Metropolitan District No 3,
4.000%, 12/1/2021, Mandatory Sinking Fund, 2017-2021 @100.00	1,930,000	2,050,297
		3,540,400

General Obligation		0.95%
South Suburban Park & Recreation District,
5.000%, 12/15/2019	1,000,000	1,175,550

Total General Obligation Unltd
(Cost $5,438,810)		$5,529,033

REVENUE BONDS		50.65%
Airports		3.37%
City & County of Denver Airport Series A Revenue:
5.000%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA	1,000,000	1,069,160
5.000%, 11/15/2025, Optional 11/15/2015 @ 100.00	1,840,000	1,961,716
5.250%, 11/15/2028, Optional 11/15/2019 @ 100.00	1,000,000	1,125,380
		4,156,256

Education		0.40%
Colorado Educational & Cultural Facilities Authority,
5.625%, 1/15/2044, Mandatory Sinking Fund 1/15/2015 @ 100.00	510,000	494,552

General		8.11%
Boulder County Open Space Capital Improvement Trust Fund:
Series B, 5.250%, 7/15/2024, Optional 7/15/2021 @ 100.00,	1,000,000	$1,163,230
5.000%, 12/15/2025, Optional 12/15/2018 @ 100.00	1,000,000	1,108,770
City & County of Denver Co.,
5.250%, 9/1/2018	1,500,000	1,728,120
Denver CO Convention,
5.000%, 12/1/2035, Optional 11/1/2016 @ 100.00	1,060,000	1,064,017
Denver Convention Center Hotel Authority,
4.750%, 12/1/2035, Optional 11/1/2016 @ 100.00	300,000	293,781
Grand Junction,
5.000%, 3/1/2022, Optional 9/1/2021 @ 100.00	500,000	576,400
Plaza Metropolitan District No 1,
5.000%, 12/1/2022	1,000,000	1,046,430
Regional Transportation District, Colorado Sales Tax Revenue, Series A,
5.000%, 11/1/2027, Prerefunded 11/1/2016 @ 100.00, AMBAC	575,000	642,131
Town of Castle Rock Co.,
5.000%, 6/1/2029, Optional 6/1/2023 @ 100.00	1,630,000	1,818,787
Town of Castle Rock Sales and Use Tax Revenue,
6.000%, 6/1/2023, Optional 6/1/2018 @ 100.00, AGM	500,000	561,575
		10,003,241

Higher Education		7.55%
Colorado Educational & Cultural Facilities Authority:
4.000%, 3/1/2024, Optional 3/1/2023 @ 100.00	500,000	526,425
4.000%, 3/1/2025, Optional 3/1/2023 @ 100.00	500,000	522,885
University of Denver:
5.000%, 3/1/2018, Optional 9/1/2015 @ 100.00, NATL-RE	500,000	526,645
5.000%, 3/1/2021, Optional 9/1/2015 @ 100.00, MBIA-RE FGIC	300,000	315,381
Colorado Mesa University,
5.125%, 5/15/2037, Optional 5/15/2017 @ 100.00	25,000	25,690
Colorado School of Mines,
5.000%, 12/1/2028, Optional 12/1/2022 @ 100.00	350,000	393,928
Colorado State Board of Governors University - Enterprise Revenue Bonds:
5.000%, 12/1/2020, Prerefunded 12/1/2015 @ 100.00, XLCA	500,000	538,560
5.250%, 3/1/2024, Prerefunded 3/1/2017 @ 100.00	75,000	84,793
5.000%, 3/1/2026, Optional 3/1/2022 @ 100.00	1,000,000	1,130,120
5.000%, 3/1/2029, Optional 3/1/2022 @ 100.00	1,500,000	$1,664,115
University of Colorado Enterprise Systems Revenue:
5.000%, 6/1/2026, Prerefunded 6/1/2015 @ 100.00	750,000	791,730
Series A-1, 5.000%, 6/1/2028, Optional 6/1/2022 @ 100.00,	1,500,000	1,684,500
Series A-1, 5.000%, 6/1/2029, Optional 6/1/2022 @ 100.00,	1,000,000	1,116,170
		9,320,942

Medical		17.04%
Aspen Valley Hospital District:
5.000%, 10/15/2021, Optional 10/15/2016 @ 100.00	600,000	614,892
5.000%, 10/15/2030, Optional 10/15/2022 @ 100.00	1,000,000	1,025,110
Aurora Colorado Hospital Revenue, Children's Hospital,
5.000%, 12/1/2022, Optional 6/1/2018 @ 100.00, AGM	1,000,000	1,077,650
Colorado Health Facilities Authority:
5.000%, 1/1/2017	1,105,000	1,168,736
5.000%, 2/1/2022	200,000	213,456
5.000%, 2/1/2023	520,000	548,819
Colorado Health Facilities Authority Revenue, Adventist Sunbelt:
5.125%, 11/15/2020, Prerefunded 11/15/2016 @ 100.00(2)	345,000	387,004
5.250%, 11/15/2027, Optional 11/15/2016 @ 100.00(2)	1,000,000	1,090,460
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives:
5.000%, 2/1/2023, Optional 2/1/2021 @ 100.00	500,000	561,305
5.250%, 7/1/2024, Optional 7/1/2019 @ 100.00	1,000,000	1,115,580
4.750%, 9/1/2025, Optional 5/1/2018 @ 100.00	660,000	698,023
Colorado Health Facilities Authority Revenue, Covenant Retirement Communities Inc.,
5.250%, 12/1/2025, Optional 12/1/2015 @ 100.00	500,000	502,725
Colorado Health Facilities Authority Revenue, Craig Hospital Project,
5.000%, 12/1/2024, Optional 12/1/2022 @ 100.00	1,000,000	1,086,270
Colorado Health Facilities Authority Revenue, Evangelical Lutheran:
5.250%, 6/1/2018, Optional 6/1/2016 @ 100.00	750,000	792,615
5.250%, 6/1/2020, Optional 6/1/2016 @ 100.00	500,000	524,315
5.250%, 6/1/2023, Optional 6/1/2016 @ 100.00	400,000	415,360
Colorado Health Facilities Authority Revenue, Park View Medical Center:
5.000%, 9/1/2020, Optional 9/15/2015 @ 100.00	450,000	$466,384
5.000%, 9/1/2025, Optional 9/1/2017 @ 100.00	450,000	469,890
Colorado Health Facilities Authority Revenue, Sisters Leavenworth, Series B,
5.000%, 1/1/2023, Optional 1/1/2020 @ 100.00	1,000,000	1,101,440
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center:
5.000%, 1/15/2020, Prerefunded 1/15/2015 @ 100.00	700,000	726,117
5.000%, 1/15/2020, Optional 1/15/2015 @ 100.00	240,000	243,398
Colorado Health Facilities Authority Revenue, Valley View Hospital Association,
5.000%, 5/15/2027, Optional 5/15/2017 @ 100.00	250,000	254,530
Colorado Health Facilities Authority Revenue, Yampa Valley Medical Center,
5.000%, 9/15/2022, Optional 9/15/2017 @ 100.00	850,000	870,238
Colorado Health Facilities Authority, Poudre Valley Health, Series A,
5.000%, 3/1/2025, Optional 3/1/2015 @ 100.00	700,000	711,333
Denver Health & Hospital Authority:
5.000%, 12/1/2017, Optional 11/1/2016 @ 100.00	1,500,000	1,637,250
5.000%, 12/1/2018, Optional 12/1/2016 @ 100.00	550,000	597,465
5.000%, 12/1/2020, Optional 12/1/2016 @ 100.00	500,000	539,075
University of Colorado Hospital Authority:
5.000%, 11/15/2023, Optional 11/15/2022 @ 100.00	450,000	505,517
5.000%, 11/15/2027, Optional 11/15/2022 @ 100.00	1,000,000	1,089,740
		21,034,697

Multi-Family Housing		0.27%
Colorado Housing & Finance Authority,
3.900%, 10/1/2032, Mandatory Sinking Fund, 2023 - 2032 @ 100.00, Optional 10/1/2022 @ 100.00	335,000	328,930

Nursing Homes		0.67%
Colorado Health Facilities Authority,
5.000%, 6/1/2022	750,000	825,315

Special Tax		5.14%
Aurora Colorado Golf Course Enterprise:
4.250%, 12/1/2014	125,000	125,555
4.375%, 12/1/2015	125,000	125,204
Colorado Educational & Cultural Facilities Authority:
Academy Charter School:
5.000%, 12/15/2015, Mandatory Sinking Fund 12/15/2013 @ 100.00	270,000	$282,447
5.000%, 12/15/2021, Optional 12/15/2015 @ 100.00, MORAL OBLG	180,000	185,340
4.625%, 12/15/2028, Optional 12/15/2015 @ 100.00, MORAL OBLG	250,000	251,345
Bromley East Charter School,
5.125%, 9/15/2025, Optional 9/15/2015 @ 100.00, XLCA	500,000	513,165
Cherry Creek Academy,
4.000%, 4/1/2022, Mandatory Sinking Fund 4/1/2016 @ 100.00	250,000	248,815
Kent Denver School,
5.000%, 10/1/2019	115,000	125,294
Denver City & County Golf Enterprise:
4.600%, 9/1/2015	185,000	188,645
5.000%, 9/1/2018, Optional 9/1/2016 @ 100.00	350,000	362,684
5.000%, 9/1/2019, Optional 9/1/2016 @ 100.00	500,000	516,480
Grand Junction Leasing Authority Capital Improvement:
5.000%, 6/15/2020, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	408,848
5.000%, 6/15/2023, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	406,977
Northwest Parkway Public Highway Authority Revenue,
5.800%, 6/15/2025, Prerefunded 6/15/2016 @ 100.00, AGM	960,000	1,070,275
Superior Open Space Sales & Use Tax:
4.625%, 6/1/2015	100,000	102,774
4.750%, 6/1/2017, Optional 6/1/2016 @ 100.00	325,000	337,772
5.000%, 6/1/2026, Optional 6/1/2016 @ 100.00	1,085,000	1,097,543
		6,349,163

Transportation		0.17%
State of Colorado Department of Transportation,
5.000%, 12/15/2016, Prerefunded 12/15/2014 @ 100.00, NATL-RE FGIC	205,000	211,923

Utilities		6.17%
Brighton Colorado Water Activity Enterprise,
5.000%, 12/1/2029, Optional 12/1/2019 @ 100.00	1,515,000	1,617,884
Colorado Springs Colorado Utilities Revenue,
5.000%, 11/15/2027, Optional 11/15/2021 @ 100.00	1,000,000	1,134,520
Colorado Water Resources & Power Development Authority,
5.000%, 9/1/2022, Prerefunded 9/1/2014 @ 100.00	5,000	5,101
Colorado Water Resources & Power Development Authority, East Cherry Creek Valley Water & Sanitation District,
4.250%, 11/15/2025, Optional 11/15/2015 @ 100.00, NATL-RE	1,420,000	$1,456,820
Denver City & County Board of Water Commissioners,
5.000%, 12/15/2029, Optional 12/15/2017 @ 100.00, AGM	1,575,000	1,689,613
Eagle River Water & Sanitation District,
5.000%, 12/1/2027, Optional 12/1/2022 @ 100.00	200,000	222,714
Fort Collins Colorado Waste Water Utility Enterprise,
5.000%, 12/1/2027, Optional 12/1/2018 @ 100.00	465,000	521,930
Parker Co., Water & Sanitation District Enterprise Revenue,
5.000%, 11/1/2026, Optional 5/1/2022 @ 100.00	400,000	448,464
Thornton Colorado Water Enterprise,
5.000%, 12/1/2021, Prerefunded 12/1/2014 @ 100.00, NATL-RE	500,000	516,120
		7,613,166

Water		1.76%
City & County of Broomfield Co.,
5.000%, 12/1/2023, Optional 12/1/2022 @ 100.00	1,285,000	1,456,625
City of Aurora Co. Water Revenue,
5.000%, 8/1/2020, Optional 8/1/2017 @ 100.00	650,000	712,016
		2,168,641

Total Revenue Bonds
(Cost $61,910,947)		$62,506,826

TAX ALLOCATION		2.17%
Development		2.17%
Denver Urban Renewal Authority:
5.000%, 12/1/2024, Optional 12/1/2022 @ 100.00	500,000	551,275
5.000%, 12/1/2025, Optional 12/1/2022 @ 100.00	1,000,000	1,095,540
Plaza Metropolitan District No 1,
4.000%, 12/1/2016	1,000,000	1,033,140
		2,679,955

Total Tax Allocation
(Cost $2,748,122)		$2,679,955

MONEY MARKET MUTUAL FUNDS		6.71%
Bank of New York Cash Reserve (7 Day Yield 0.050%)(3)	1,256,870	1,256,869
Fidelity Institutional Money Market Tax Exempt - Class I (7 Day Yield 0.010%)	7,022,032	7,022,032

Total Money Market Mutual Funds
(Cost $8,278,901)		8,278,901

Total Investments
(Cost $121,700,700)	99.75%	123,107,260

Other Assets in Excess of Liabilities	0.25%	311,214

Net Assets	100.00%	$123,418,474

Investment classifications presented herein are based on the categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different form another. Investment classifications are unaudited.

(1)	When - Issued Security.
(2)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3)	This security is segregated to cover the purchase price of when-issued/forward commitment securities held as of March 31, 2014

See Notes to Quarterly Statements of Investments.

COMMON ABBREVIATIONS
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
AMBAC	Ambac Financial Group Incorporated.
FGIC	Financial Guaranty Insurance Company.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
MBIA-RE

MBIA Inc. delivers credit enhancement for the obligations of debt such as municipal bonds. The purchase of municipal bond insurance is used to improve or enhance the credit rating of a borrower’s debt financing.

MTNB	Medium Term Notes Bond.
MTNC	Medium Term Notes Class C.
MORAL OBLG

Charter School Moral Obligation Program. Moral Obligation bonds are revenue-backed, state issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.

NA	National Association.
NATL- RE	Third party insurer for municipal debt securities.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company.
Pty Ltd.	Proprieatry Limited Company.
REIT(s)	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SAB de CV	Sociedad Anonima Bursatil de Capital Variable is a Spanish Variable Capital Company.
S.p.A.	Società Per Azioni is an Italian shared company.
XLCA	XL Capital Assurance Inc. delivers credit enhancement for the obligations of debt such as municipal bonds.

CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

March 31, 2014 (Unaudited)

1. ORGANIZATION

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Growth Fund, Westcore MIDCO Growth Fund, Westcore Select Fund, Westcore Small-Cap Growth Fund, Westcore Blue Chip Dividend Fund, Westcore Mid-Cap Value Dividend Fund, Westcore Small-Cap Value Dividend Fund, Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Funds offer Retail Class shares. The Westcore Growth, Westcore MIDCO Growth, Westcore Small-Cap Growth, Westcore Blue Chip Dividend, Westcore Small-Cap Value Dividend, Westcore Flexible Income and Westcore Plus Bond Funds also offer Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the Prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into

U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of March 31, 2014, all Funds were primarily invested in U.S. based issuers, as determined by the location of their headquarters, except Westcore International Small-Cap Fund. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Concentration of Risk – As of March 31, 2014, the Westcore International Small-Cap Fund invested a significant percentage of its assets in Hong Kong, the United Kingdom, and Australia. Therefore, it may be more affected by economic developments and currency fluctuations in these countries.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

Other – For financial reporting purposes, the Funds’ investment transactions and shareholder transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis. Other income is primarily comprised of consent fees which are compensation for agreeing to changes in the terms of debt instruments.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

Westcore Equity Funds

	Westcore Growth Fund	Westcore MIDCO Growth Fund	Westcore Select Fund

As of March 31, 2014
Gross appreciation (excess of value over tax cost)	$17,163,697	$24,947,181	$23,356,345
Gross depreciation (excess of tax cost over value)	(670,461)	(1,538,413)	(2,225,224)
Net unrealized appreciation	$16,493,236	$23,408,768	$21,131,121
Cost of investment for income tax purposes	$60,973,475	$79,792,917	$94,694,003

	Westcore Small-Cap Growth Fund	Westcore Blue Chip Dividend Fund	Westcore Mid-Cap Value Dividend Fund

As of March 31, 2014
Gross appreciation (excess of value over tax cost)	$170,791	$10,444,504	$11,517,587
Gross depreciation (excess of tax cost over value)	(139,984)	(198,309)	(384,984)
Net unrealized appreciation	$30,807	$10,246,195	$11,132,603
Cost of investment for income tax purposes	$2,964,330	$48,898,037	$42,743,691

	Westcore Small-Cap Value Dividend Fund	Westcore Micro-Cap Opportunity Fund	Westcore International Small-Cap Fund

As of March 31, 2014
Gross appreciation (excess of value over tax cost)	$72,886,346	$5,293,100	$114,199,715
Gross depreciation (excess of tax cost over value)	(4,943,419)	(1,252,640)	(29,281,987)
Net unrealized appreciation	$67,942,927	$4,040,460	$84,917,728
Cost of investment for income tax purposes	$295,669,000	$32,024,110	$392,440,016

Westcore Bond Funds
	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Westcore Colorado Tax-Exempt Fund
As of March 31, 2014
Gross appreciation (excess of value over tax cost)	$5,281,823	$59,262,172	$2,945,961
Gross depreciation (excess of tax cost over value)	(2,184,267)	(14,972,913)	(1,539,401)
Net unrealized appreciation	$3,097,556	$44,289,259	$1,406,560
Cost of investment for income tax purposes	$63,085,332	$1,430,450,273	$121,700,700

4. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted & Unadjusted Prices in active markets for identical investments

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2014 in valuing the Funds’ assets:

Westcore Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$75,256,547	$–	$–	$75,256,547
Money Market Mutual Funds	2,210,164	–	–	2,210,164
Total	$77,466,711	$–	$–	$77,466,711

Westcore MIDCO Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$98,549,011	$–	$–	$98,549,011
Money Market Mutual Funds	4,652,674	–	–	4,652,674
Total	$103,201,682	$–	$–	$103,201,685

Westcore Select Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$107,567,499	$–	$–	$107,567,499
Money Market Mutual Funds	8,257,625	–	–	8,257,625
Total	$115,825,124	$–	$–	$115,825,124

Westcore Small-Cap Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,855,280	$–	$–	$2,855,280
Money Market Mutual Funds	139,857	–	–	139,857
Total	$2,995,137	$–	$–	$2,995,137

Westcore Blue Chip Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$58,782,033	$–	$–	$58,782,033
Money Market Mutual Funds	362,199	–	–	362,199
Total	$59,144,232	$–	$–	$59,144,232

Westcore Mid-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$52,608,538	$–	$–	$52,608,538
Money Market Mutual Funds	1,267,756	–	–	1,267,756
Total	$53,876,294	$–	$–	$53,876,294

Westcore Small-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$354,076,616	$–	$–	$354,076,616
Money Market Mutual Funds	9,535,311	–	–	9,535,311
Total	$363,611,927	$–	$–	$363,611,927

Westcore Micro-Cap Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$35,374,133	$–	$–	$35,374,133
Money Market Mutual Funds	690,437	–	–	690,437
Total	$36,064,570	$–	$–	$36,064,570

Westcore International Small-Cap Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$468,457,378	$–	$–	$468,457,378
Money Market Mutual Funds	8,900,366	–	–	8,900,366
Total	$477,357,744	$–	$–	$477,357,744

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$–	$153,104	$–	$153,104
Liabilities
Forward Foreign Currency Contracts	–	(4,771,064)	–	(4,771,064)
Total	$–	$(4,617,960)	$–	$(4,617,960)

Westcore Flexible Income Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Convertible Preferred Stocks	$1,333,710	$–	$–	$1,333,710
Nonconvertible Preferred Stocks	2,179,574	–	2,009,497	4,189,071
Corporate Bonds	–	55,827,450	1,967,117	57,794,567
Commercial Mortgage-Backed Securities & Residential Mortgage-Backed Securities	–	1,802,188	–	1,802,188
Money Market Mutual Funds	1,063,352	–	–	1,063,352
Total	$4,576,636	$57,629,638	$3,976,614	$66,182,888

Westcore Plus Bond Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Nonconvertible Preferred Stocks	$845,688	$1,050,469	$2,599,350	$4,495,507
Corporate Bonds	–	700,925,871	18,359,969	719,285,840
Municipal Bonds	–	19,329,126	–	19,329,126
Asset-Backed Securities, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities, & Agency Mortgage-Backed Securities	–	498,835,574	–	498,835,574
U.S. Government & Agency Obligations	–	63,195	–	63,195
U.S. Treasury Bonds & Notes	–	226,148,874	–	226,148,874
Money Market Mutual Funds	6,581,416	–	–	6,581,416
Total	$7,427,104	$1,446,353,109	$20,959,319	$1,474,739,532

Westcore Colorado Tax-Exempt Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$114,828,359	$–	$114,828,359
Money Market Mutual Funds	8,278,901	–	–	8,278,901
Total	$8,278,901	$114,828,359	$–	$123,107,260

*For detailed Industry descriptions, see the accompanying Statements of Investments.

**Other financial instruments are derivative instruments not reflected in the Statements of Investments.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The Westcore International Small-Cap Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff.  When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification.  There were no transfers between securities in Level 1 and Level 2 during the reporting period that were also held as of March 31, 2014.

All securities of the Funds, except for Westcore Flexible Income and Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the three months ended March 31, 2014. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Westcore Flexible Income Fund
Investments in Securities	Balance as of December 31, 2013	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of March 31, 2014	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at March 31, 2014
Nonconvertible Preferred Stocks	$1,880,606	$-	$-	$128,891	$-	$-	$2,009,497	$128,891
Corporate Bonds	1,952,784	1,873	2,186	32,868	(22,594)	-	1,967,117	32,868
Total	$3,833,390	$1,873	$2,186	$161,759	$(22,594)	$-	$3,976,614	$161,759

Westcore Plus Bond Fund
Investments in Securities	Balance as of December 31, 2013	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of March 31, 2014	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at March 31, 2014
Nonconvertible Preferred Stocks	$2,432,625	$-	$-	$166,725	$-	$-	$2,599,350	$166,725
Corporate Bonds	18,548,734	4,700	5,191	(35,228)	(163,429)	-	18,359,968	(35,228)
Total	$20,981,359	$4,700	$5,191	$131,497	$(163,429)	$-	$20,959,318	$131,497

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

In the event the independent pricing service is unable to provide an evaluated price for a security or Denver Investment Advisors LLC (the “Adviser or “Denver Investments”) believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. In these instances, the compliance department will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. Denver Investments may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, Denver Investments receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. Denver Investments uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, Denver Investments presents the factors considered in determining the fair value measurements and presents that information to the Audit Committee which meets at least quarterly. The Audit Committee then will provide a recommendation to the Board for approval of the fair value measurements.

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements	Fair Value at 03/31/2014	Valuation Technique	Unobservable Input	Level/Range

WESTCORE FLEXIBLE INCOME FUND

Nonconvertible Preferred Stocks	$2,009,497	Consensus Pricing*	Broker Quotes	N/A
Corporate Bonds	1,932,892	Adjusted Spread Pricing**	Comparability Adjustment	1.475%
			Liquity and Maturity Adjustment	0.40%
	34,225	Consensus Pricing*	Broker Quotes	N/A
Total	$3,976,614

WESTCORE PLUS BOND FUND

Nonconvertible Preferred Stocks	$2,599,350	Consensus Pricing*	Broker Quotes	N/A
Corporate Bonds	4,939,612	Adjusted Spread Pricing**	Comparability Adjustment	1.475%
			Liquity and Maturity Adjustment	0.40%
	13,420,357	Consensus Pricing*	Broker Quotes	N/A
Total	$20,959,318

*Denver Investments seeks up to 3 independent price quotes, but in certain cases only one may be available.  Denver Investments evaluates whether the source of the pricing uses valuation techniques in accordance with ASC Topic 820 by developing an internal reasonableness check. For those quotes that are considered reasonable, quantitative unobservable inputs are not developed by Denver Investments.

**Denver Investments identifies comparable security(ies) and obtains market observable spreads to Treasuries, and then adjusts for appropriate comparability or liquidity adjustments.

5. AFFILIATED COMPANIES

Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund.  As of March 31, 2014, Westcore International Small-Cap Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers would be deemed to be affiliates of that Fund for purposes of the 1940 Act.

Security Name	Share Balance at December 31, 2013	Purchases	Sales	Share Balance at March 31, 2014	Market Value at March 31, 2014	Dividends	Realized Gains/(Losses)
Credit Corp. Group Ltd.	3,024,321	-	-	3,024,321	$24,120,971	$541,382	$-
(Australia)
Pico Far East Holding Ltd. (Hon Kong)	80,832,879	-	232,300	80,600,579	23,380,559	571,558	(16,414)

Prestige International Inc.	1,923,022	-	313,922	1,609,100	16,322,509	71,021	516,339
(Japan)
					$63,824,039	$1,183,961	$499,925

Item 2 - Controls and Procedures.

(a)

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:	/s/ John W. Zimmerman
John W. Zimmerman
Principal Executive Officer and President

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John W. Zimmerman
John W. Zimmerman
Principal Executive Officer and President

Date:	May 30, 2014

By:	/s/ Jasper R. Frontz
Jasper R. Frontz
Principal Financial Officer and Treasurer

Date:	May 30, 2014